United States Securities and Exchange Commission
Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of Registered Management Investment Companies

Investment Company Act file number 811-23121

Clayton Street Trust
(Exact name of registrant as specified in charter)

151 Detroit Street, Denver, Colorado 80206
(Address of principal executive offices) (Zip code)

Kathryn L. Santoro, 151 Detroit Street, Denver, Colorado 80206
(Name and address of agent for service)

Registrant's telephone number, including area code: 303-333-3863

Date of fiscal year end: 12/31

Date of reporting period: 12/31/17

Item 1 - Reports to Shareholders

ANNUAL REPORT December 31, 2017

Protective Life Dynamic Allocation Series - Conservative Portfolio

Clayton Street Trust

HIGHLIGHTS • Portfolio management perspective • Investment strategy behind your portfolio • Portfolio performance, characteristics and holdings

Protective Life Dynamic Allocation Series - Conservative Portfolio

Protective Life Dynamic Allocation Series - Conservative Portfolio (unaudited)

PORTFOLIO SNAPSHOT

This global asset allocation portfolio can help investors remove the emotion from investing by following a rules-based asset allocation process. The Portfolio looks to shift equity allocations to and from cash weekly based on market signals while maintaining consistent exposure to fixed-income assets, with a goal to grow assets over time while mitigating downside risk.

Edward K. Tom co-portfolio manager	Benjamin Wang co-portfolio manager	Scott M. Weiner co-portfolio manager

PERFORMANCE OVERVIEW

Protective Life Dynamic Allocation Series – Conservative Portfolio returned 12.37% for the 12-month period ending December 31, 2017. This compares with a return of 23.97% for its primary benchmark, the MSCI All Country World IndexSM, and 13.35% for its secondary benchmark, the Protective Life Conservative Allocation Index.

MARKET ENVIRONMENT

Global stocks delivered solid gains during the year. Partly fueling the rally was synchronized growth among major economies. Emerging markets, in aggregate, outpaced their developed market peers. Within advanced economies, returns registered by U.S. and Japanese benchmarks exceeded those of major European countries. The U.S. rally was bolstered by expectations that the Trump administration would champion a pro-growth agenda. Japanese shares rose during the autumn as Prime Minister Shinzo Abe strengthened his reform mandate in parliamentary elections. The UK’s Theresa May was less successful in a similar tactic as her party lost its parliamentary majority. Politics also cast a shadow on the continent as France, the Netherlands and Germany all held pivotal elections.

Global bond markets delivered steady gains. After experiencing a post-election sell-off in late 2016, Treasurys traded sideways as investors reassessed Washington’s ability to enact a pro-growth agenda. A steady decline in core inflation was a factor in the Federal Reserve (Fed) taking a pause in raising interest rates after its June meeting. That changed in September as the central bank telegraphed its desire to raise rates once more by the end of the year. Pressure was felt most in shorter-dated Treasurys, with the yield on the 2-year rising to 1.88%. Longer-dated securities fared better; the yield on the 10-year finished 2017 roughly flat, at 2.41%, and those on the 30-year slid to 2.74%. Spreads on both investment-grade and high-yield corporate credits narrowed considerably. In Europe, investors took into consideration the European Central Bank’s decision to extend its asset purchase program, albeit in smaller monthly increments, and the Bank of England’s first rate hike since the Global Financial Crisis.

PERFORMANCE DISCUSSION

For the period, the Portfolio underperformed its benchmark, with its allocation to Japanese, Asia ex-Japan and UK stocks generating the lowest returns. The Portfolio’s allocation to U.S. stocks and core U.S. fixed income delivered the highest gains.

Thank you for investing in Protective Life Dynamic Allocation Series – Conservative Portfolio.

Asset Allocation - (% of Net Assets)
Investment Companies	100.0%
Other	(0.0)%
100.0%

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Protective Life Dynamic Allocation Series - Conservative Portfolio (unaudited)

Performance

See important disclosures on the next page.

			Expense Ratios -
Average Annual Total Return - for the periods ended December 31, 2017			per the May 1, 2017 prospectus
	One Year	Since Inception*	Total Annual Fund Operating Expenses	Net Annual Fund Operating Expenses
Protective Life Dynamic Allocation Series - Conservative Portfolio	12.37%	8.67%	4.65%	0.90%
MSCI All Country World Index	23.97%	19.26%
Protective Life Conservative Allocation Index	13.35%	10.10%
Morningstar Quartile	1st	3rd
Morningstar Ranking - based on total returns for Insurance Allocation--30% to 50% Equity Funds	24/173	103/171
Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call 800.456.6330.
Net expense ratios reflect the expense waiver, if any, contractually agreed to through May 1, 2018.

Investing involves risk and it is possible to lose money by investing.  Investment return and value will fluctuate in response to issuer, political, market and economic developments, which can affect a single issuer, issuers within an industry, economic sector or geographic region, or the market as a whole. Please see the prospectus for more information about risks, holdings and other details.

Performance of the Dynamic Allocation Series Portfolios depends on that of the underlying funds. They are subject to risk with respect to the aggregation of holdings of underlying funds which may result in increased volatility as a result of indirectly having concentrated assets in a particular industry, geographical sector, or single company.

No assurance can be given that the investment strategy will be successful under all or any market conditions. Janus Capital Management does not have prior experience using the methodology, a proprietary methodology co-developed by Janus Capital Management and Protective Life Insurance Company. Although it is designed to achieve the Portfolios’ investment objectives, there is no guarantee that it will achieve the desired results.

Returns shown do not represent actual returns since they do not include insurance charges. Returns shown would have been lower had they included insurance charges.

Returns include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemptions of Portfolio shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

See Financial Highlights for actual expense ratios during the reporting period.

2	DECEMBER 31, 2017

Protective Life Dynamic Allocation Series - Conservative Portfolio (unaudited)

Performance

Until three years from inception, expenses previously waived or reimbursed may be recovered if the expense ratio falls below certain limits.

When an expense waiver is in effect, it may have a material effect on the total return, and therefore the ranking for the period.

© 2017 Morningstar, Inc. All Rights Reserved.

There is no assurance that the investment process will consistently lead to successful investing.

See Notes to Schedule of Investments and Other Information for index definitions.

Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged and not available for direct investment.

See “Useful Information About Your Portfolio Report.”

Effective May 1, 2017, Edward Tom, Benjamin Wang and Scott Weiner are Co-Portfolio Managers of the Portfolio.

Effective 1/1/18, Edward Tom is no longer Portfolio Manager of the Portfolio.

*The Portfolio’s inception date – April 7, 2016

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Expense Examples

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; 12b-1 distribution and shareholder servicing fees; transfer agent fees and expenses payable pursuant to the Transfer Agency Agreement; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Additionally, for an analysis of the fees associated with an investment in the Portfolio or other similar funds, please visit www.finra.org/fundanalyzer.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as any charges at the separate account level or contract level. These fees are fully described in the Portfolio’s prospectus. Therefore, the hypothetical examples are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (7/1/17)	Ending Account Value (12/31/17)	Expenses Paid During Period (7/1/17 - 12/31/17)†	Beginning Account Value (7/1/17)	Ending Account Value (12/31/17)	Expenses Paid During Period (7/1/17 - 12/31/17)†	Net Annualized Expense Ratio (7/1/17 - 12/31/17)
	$1,000.00	$1,055.90	$3.89	$1,000.00	$1,021.42	$3.82	0.75%
†

Expenses Paid During Period is equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses in the examples include the effect of applicable fee waivers and/or expense reimbursements, if any. Had such waivers and/or reimbursements not been in effect, your expenses would have been higher. Please refer to the Notes to Financial Statements or the Portfolio’s prospectus for more information regarding waivers and/or reimbursements.

4	DECEMBER 31, 2017

Protective Life Dynamic Allocation Series - Conservative Portfolio

Schedule of Investments

December 31, 2017

Shares		Value
Investment Companies – 100.0%
Exchange-Traded Funds (ETFs) – 100.0%
iShares Core U.S. Aggregate Bond	85,492	$9,346,840
iShares MSCI All Country Asia ex Japan	6,587	502,456
iShares MSCI Japan	8,444	506,049
iShares MSCI United Kingdom	27,275	976,991
iShares Russell 2000	9,345	1,424,739
PowerShares QQQ Trust Series 1	9,613	1,497,321
SPDR EURO STOXX 50	22,718	924,850
SPDR S&P 500 Trust	14,834	3,958,601
Total Investments (total cost $17,726,485) – 100.0%		19,137,847
Liabilities, net of Cash, Receivables and Other Assets – (0)%		(9,173)
Net Assets – 100%		$19,128,674

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$17,654,807	92.3%
United Kingdom	976,991	5.1
Japan	506,049	2.6

Total	$19,137,847	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income(1)	Realized Gain/(Loss)(1)	Change in Unrealized Appreciation/ Depreciation(1)	Value at 12/31/17
Investment Companies – 0%
Investments Purchased with Cash Collateral from Securities Lending – 0%
Janus Cash Collateral Fund LLC, 1.2573%ºº	$1,681∆	$—	$—	$—

(1) For securities that were affiliated for a portion of the year ended December 31, 2017, this column reflects amounts for the entire year ended December 31, 2017 and not just the period in which the security was affiliated.

	Share Balance at 12/31/16	Purchases	Sales	Share Balance at 12/31/17
Investment Companies – 0%
Investments Purchased with Cash Collateral from Securities Lending – 0%
Janus Cash Collateral Fund LLC, 1.2573%ºº	—	10,575,633	(10,575,633)	—

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

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Notes to Schedule of Investments and Other Information

MSCI All Country World IndexSM	MSCI All Country World IndexSM reflects the equity market performance of global developed and emerging markets.
Protective Life Conservative Allocation Index

Protective Life Conservative Allocation Index is an internally-calculated, hypothetical combination of total returns from the MSCI All Country World IndexSM (50%) and the Bloomberg Barclays Global Aggregate Bond Index (50%).

LLC	Limited Liability Company
SPDR	Standard & Poor's Depositary Receipt

ºº	Rate shown is the 7-day yield as of December 31, 2017.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of December 31, 2017. See Notes to Financial Statements for more information.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quotes Prices	Observable Inputs	Unobservable Inputs

Assets
Investments in Securities:
Investment Companies	$19,137,847	$-	$-

6	DECEMBER 31, 2017

Protective Life Dynamic Allocation Series - Conservative Portfolio

Statement of Assets and Liabilities

December 31, 2017

Assets:
Investments, at value(1)	$19,137,847
Cash	59,118
Receivables:
Dividends	19,538
Due from adviser	12,576
Other assets	659
Total Assets	19,229,738
Liabilities:
Payables:	—
Investments purchased	59,395
Professional fees	19,273
Advisory fees	6,576
12b-1 Distribution and shareholder servicing fees	4,110
Non-interested Trustees' fees and expenses	1,971
Transfer agent fees and expenses	1,869
Portfolio administration fees	1,676
Portfolio shares repurchased	1,480
Custodian fees	47
Accrued expenses and other payables	4,667
Total Liabilities	101,064
Net Assets	$19,128,674
Net Assets Consist of:
Capital (par value and paid-in surplus)	$17,699,653
Undistributed net investment income/(loss)	86,267
Undistributed net realized gain/(loss) from investments	(68,608)
Unrealized net appreciation/(depreciation) of investments	1,411,362
Total Net Assets	$19,128,674
Net Assets	$19,128,674
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	1,674,825
Net Asset Value Per Share	$11.42

(1) Includes cost of $17,726,485.

See Notes to Financial Statements.

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Protective Life Dynamic Allocation Series - Conservative Portfolio

Statement of Operations

For the year ended December 31, 2017

Investment Income:
Dividends	$308,417
Affiliated securities lending income, net	1,681
Interest	582
Total Investment Income	310,680
Expenses:
Advisory fees	55,409
12b-1 Distribution and shareholder servicing fees	34,631
Transfer agent administrative fees and expenses	13,852
Other transfer agent fees and expenses	923
Professional fees	49,015
Compliance Office fees	19,080
Portfolio administration fees	12,758
Accounting systems fee	8,351
Non-interested Trustees’ fees and expenses	8,026
Custodian fees	4,514
Shareholder reports expense	1,002
Other expenses	5,969
Total Expenses	213,530
Less: Excess Expense Reimbursement and Waivers	(108,791)
Net Expenses	104,739
Net Investment Income/(Loss)	205,941
Net Realized Gain/(Loss) on Investments:
Investments	16,206
Total Net Realized Gain/(Loss) on Investments	16,206
Change in Unrealized Net Appreciation/Depreciation:
Investments	1,335,778
Total Change in Unrealized Net Appreciation/Depreciation	1,335,778
Net Increase/(Decrease) in Net Assets Resulting from Operations	$1,557,925

See Notes to Financial Statements.

8	DECEMBER 31, 2017

Protective Life Dynamic Allocation Series - Conservative Portfolio

Statements of Changes in Net Assets

	Year ended December 31, 2017	Period ended December 31, 2016(1)

Operations:
Net investment income/(loss)	$205,941	$58,297
Net realized gain/(loss) on investments	16,206	(84,814)
Change in unrealized net appreciation/depreciation	1,335,778	75,584
Net Increase/(Decrease) in Net Assets Resulting from Operations	1,557,925	49,067
Dividends and Distributions to Shareholders:
Dividends from Net Investment Income	(177,971)	—
Capital Shares Transactions	9,182,273	8,517,380
Net Increase/(Decrease) in Net Assets	10,562,227	8,566,447
Net Assets:
Beginning of period	8,566,447	—
End of period	$19,128,674	$8,566,447

Undistributed Net Investment Income/(Loss)	$86,267	$58,297

(1) Period from April 7, 2016 (inception date) through December 31, 2016.

See Notes to Financial Statements.

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Financial Highlights

For a share outstanding during the year or period ended December 31	2017	2016(1)
Net Asset Value, Beginning of Period	$10.28	$10.00
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.16	0.12
Net realized and unrealized gain/(loss)	1.11	0.16(3)
Total from Investment Operations	1.27	0.28
Less Dividends and Distributions:
Dividends (from net investment income)	(0.13)	—
Distributions (from capital gains)	—	—
Total Dividends and Distributions	(0.13)	—
Net Asset Value, End of Period	$11.42	$10.28
Total Return*	12.37%	2.80%
Net Assets, End of Period (in thousands)	$19,129	$8,566
Average Net Assets for the Period (in thousands)	$13,847	$4,740
Ratios to Average Net Assets**:
Ratio of Gross Expenses(4)	1.54%	4.55%
Ratio of Net Expenses (After Waivers and Expense Offsets)(4)	0.76%	0.79%
Ratio of Net Investment Income/(Loss)(4)	1.49%	1.67%
Portfolio Turnover Rate	13%	73%

* Total return not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Period from April 7, 2016 (inception date) through December 31, 2016.

(2) Per share amounts are calculated based on average shares outstanding during the year or period.

(3) This amount does not agree with the change in the aggregate gains and losses in the Portfolio's securities for the year or period due to the timing of sales and repurchases of the Portfolio's shares in relation to fluctuating market values for the Portfolio's securities.

(4) Ratios do not include indirect expenses of the underlying funds and/or investment companies in which the Portfolio invests.

See Notes to Financial Statements.

10	DECEMBER 31, 2017

Protective Life Dynamic Allocation Series - Conservative Portfolio

Notes to Financial Statements

1. Organization and Significant Accounting Policies

Protective Life Dynamic Allocation Series - Conservative Portfolio (the “Portfolio”) is a series of Clayton Street Trust (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Portfolio operates as a “fund of funds,” meaning substantially all of the Portfolio’s assets will be invested in exchange-traded funds (the “underlying funds”). The Trust offers three portfolios with differing investment objectives and policies. The Portfolio seeks total return through income and growth of capital, balanced by capital preservation. The Portfolio is classified as nondiversified, as defined in the 1940 Act.

The Portfolio currently offers one class of shares. The shares are offered in connection with investment in and payments under variable annuity contracts issued exclusively by Protective Life Insurance Company and its affiliates ("Protective Life").

Underlying Funds

The Portfolio invests in a dynamic portfolio of exchange-traded funds across seven different equity asset classes, as well as fixed-income investments, and a cash allocation, including money market instruments. The equity asset classes are adjusted weekly based on market conditions pursuant to a proprietary, quantitative-based allocation program. Over the long term, and when fully invested, the Portfolio seeks to maintain an asset allocation of approximately 50% global equity investments and 50% fixed income investments. Additional details and descriptions of the investment objectives and strategies of each of the potential underlying funds are available in the Portfolio's prospectus.

The following accounting policies have been followed by the Portfolio and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Portfolio, including the underlying funds, are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). The values of the Portfolio's investments in the underlying funds are based upon the closing price of such underlying funds on the applicable exchange. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or are deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.

The Portfolio classifies each of its investments in underlying funds as Level 1, without consideration as to the classification level of the specific investments held by the underlying funds.

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Notes to Financial Statements

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2017 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments and Other Information.

There were no transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period. The Portfolio recognizes transfers between the levels as of the beginning of the fiscal year.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex dividend date. Any distributions from the underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Expenses

The Portfolio bears expenses incurred specifically on its behalf. Additionally, the Portfolio, as a shareholder in the underlying funds, will also indirectly bear its pro rata share of the expenses incurred by the underlying funds.

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Indemnifications

In the normal course of business, the Portfolio may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Portfolio’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Portfolio that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.

Dividends and Distributions

The Portfolio may make semiannual distributions of substantially all of its investment income and an annual distribution of its net realized capital gains (if any).

Federal Income Taxes

The Portfolio intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Portfolio’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements. The Portfolio is not aware of

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Protective Life Dynamic Allocation Series - Conservative Portfolio

Notes to Financial Statements

any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

On December 22, 2017, the Tax Cuts and Jobs Act was signed into law. Currently, Management does not believe the bill will have a material impact on the Fund’s intention to continue to qualify as a regulated investment company, which is generally not subject to U.S. federal income tax.

2. Other Investments and Strategies

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the underlying funds, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the underlying funds’ ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Certain provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the underlying funds and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more "bailouts" from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). There is considerable uncertainty about how Brexit will be conducted, how negotiations of necessary treaties and trade agreements will proceed, or how financial markets will react. In addition, one or more other countries may also abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Portfolio’s or an underlying fund's investment portfolio and, in the longer term, could impair the ability of issuers in which the Portfolio or an underlying fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a

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Notes to Financial Statements

particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Portfolio transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Portfolio (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Portfolio. The Portfolio may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Portfolio’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See the "Offsetting Assets and Liabilities" section of this Note for further details.

The Portfolio may be exposed to counterparty risk through its investments in certain securities, including, but not limited to, repurchase agreements and debt securities. The Portfolio intends to enter into financial transactions with counterparties that Janus Capital Management LLC ("Janus Capital") believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Portfolio focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Exchange-Traded Funds

ETFs are typically open-end investment companies, which may be actively managed or passively managed. Passive managed ETFs generally seek to track the performance of a specific index. ETFs are traded on a national securities exchange at market prices that may vary from the NAV of their underlying investments. Accordingly, there may be times when an ETF trades at a premium or discount. As a result, the Portfolio may pay more or less than NAV when it buys ETF shares, and may receive more or less than NAV when it sells those shares. ETFs also involve the risk that an active trading market for an ETF’s shares may not develop or be maintained. Similarly, because the value of ETF shares depends on the demand in the market, the Portfolio may not be able to purchase or sell an ETF at the most optimal time, which could adversely affect the Portfolio’s performance. In addition, ETFs that track particular indices may be unable to match the performance of such underlying indices due to the temporary unavailability of certain index securities in the secondary market or other factors, such as discrepancies with respect to the weighting of securities.

Securities Lending

Under procedures adopted by the Trustees, the Portfolio may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. Deutsche Bank AG acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodian functions in accordance with the Agency Securities Lending and Repurchase Agreement. The Portfolio may lend portfolio securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Portfolio is unable to recover a security on loan, the Portfolio may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Portfolio.

Upon receipt of cash collateral, Janus Capital may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. Janus Capital currently intends to invest the cash collateral in a cash management vehicle for which Janus Capital serves as investment adviser, Janus Cash Collateral Fund LLC. An investment in Janus Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Portfolio to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Portfolio and Janus Cash Collateral Fund LLC, Janus Capital has an inherent conflict of interest as a result of its fiduciary duties to both the Portfolio and Janus Cash Collateral Fund LLC. Additionally, Janus

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Notes to Financial Statements

Capital receives an investment advisory fee of 0.05% for managing Janus Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Portfolio may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.

The cash collateral invested by Janus Capital is disclosed in the Schedule of Investments (if applicable).

3. Investment Advisory Agreements and Other Transactions with Affiliates

The Portfolio pays Janus Capital an investment advisory fee which is calculated daily and paid monthly. The Portfolio’s contractual investment advisory fee rate (expressed as an annual rate) is 0.40% of its average daily net assets.

Janus Capital has contractually agreed to waive the advisory fee payable by the Portfolio or reimburse expenses in an amount equal to the amount, if any, that the Portfolio’s normal operating expenses including the investment advisory fee, but excluding the 12b-1 distribution and shareholder servicing fees, administrative services fees payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes and extraordinary expenses, exceed the annual rate of 0.55% of the Portfolio’s average daily net assets. Janus Capital has agreed to continue the waiver until at least May 1, 2018. If applicable, amounts reimbursed to the Portfolio by Janus Capital are disclosed as “Excess Expense Reimbursement” on the Statement of Operations.

Janus Capital may recover from the Portfolio fees and expenses previously waived or reimbursed during the period beginning with the Portfolio’s commencement of operations and expiring on the third anniversary of the commencement of operations. Janus Capital may elect to recoup such amounts only if: (i) recoupment is obtained within three years from the date an amount is waived or reimbursed to the Portfolio, and (ii) the Portfolio’s expense ratio at the time of recoupment, inclusive of the recoupment amounts, does not exceed the expense limit at the time of waiver or at the time of recoupment. If applicable, this amount is disclosed as “Recoupment expense” on the Statement of Operations. During the year ended December 31, 2017, Janus Capital reimbursed the Portfolio $108,791 of fees and expenses that are eligible for recoupment. As of December 31, 2017, the aggregate amount of recoupment that may potentially be made to Janus Capital is $239,683. The recoupment of such reimbursements expires April 7, 2019.

Janus Services LLC (“Janus Services”), a wholly-owned subsidiary of Janus Capital, is the Portfolio’s transfer agent. In addition, Janus Services provides or arranges for the provision of certain other administrative services including, but not limited to, recordkeeping, accounting, order processing, and other shareholder services for the Portfolio. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.

Janus Services receives an administrative services fee at an annual rate of 0.10% of the Portfolio’s average daily net assets for providing, or arranging for the provision by Protective Life of administrative services, including recordkeeping, subaccounting, order processing, or other shareholder services provided on behalf of shareholders of the Portfolio. Janus Services expects to use this entire fee to compensate Protective Life for providing these services to its customers who invest in the Portfolio. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.

Services provided by Protective Life may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing contract holders, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with Janus Capital.

Under a distribution and shareholder servicing plan (the “Plan”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Portfolio may pay the Trust’s distributor, Janus Distributors LLC dba Janus Henderson Distributors (“Janus Henderson Distributors”), a wholly-owned subsidiary of Janus Capital, a fee at an annual rate of up to 0.25% of the average daily net assets of the Portfolio. Under the terms of the Plan, the Trust is authorized to make payments to Janus Distributors for remittance to Protective Life or other intermediaries as compensation for distribution and/or

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Notes to Financial Statements

shareholder services performed by Protective Life or its agents, or by such intermediary. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations. Payments under the Plan are not tied exclusively to actual 12b-1 distribution and servicing fees, and the payments may exceed 12b-1 distribution and servicing fees actually incurred. If any of the Portfolio’s actual 12b-1 distribution and servicing fees incurred during a calendar year are less than the payments made during a calendar year, the Portfolio will be refunded the difference. Refunds, if any, are included in “12b-1 Distribution and shareholder servicing fees” in the Statement of Operations.

Janus Capital furnishes certain administration, compliance, and accounting services to the Portfolio including providing office space for the Fund and providing personnel to serve as officers to the Fund. The Fund reimburses Janus Capital for certain of its costs in providing these services (to the extent Janus Capital seeks reimbursement and such costs are not otherwise waived). Janus Capital provides office space for the Portfolio. Some expenses related to compensation payable to the Janus Henderson funds’ Chief Compliance Officer and compliance staff are shared with the Portfolio. These costs include some or all of the salaries, fees, and expenses of Janus Capital employees and Portfolio officers, including the Fund’s Chief Compliance Officer and compliance staff, who provide specified administration and compliance services to the Portfolio. The Portfolio pays these costs based on out-of-pocket expenses incurred by Janus Capital, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services Janus Capital provides to the Portfolio. These amounts are disclosed as “Portfolio administration fees” on the Statement of Operations. Total compensation of $209,202 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the year ended December 31, 2017. The Portfolio's portion is reported as part of “Compliance Office fees” on the Statement of Operations.

The Portfolio is permitted to purchase or sell securities (“cross-trade”) between itself and other funds or accounts managed by Janus Capital in accordance with Rule 17a-7 under the Investment Company Act of 1940 (“Rule 17a-7”), when the transaction is consistent with the investment objectives and policies of the Portfolio and in accordance with the Internal Cross Trade Procedures adopted by the Trust’s Board of Trustees. These procedures have been designed to ensure that any cross-trade of securities by the Portfolio from or to another fund or account that is or could be considered an affiliate of the Portfolio under certain limited circumstances by virtue of having a common investment adviser, common Officer, or common Trustee complies with Rule 17a-7. Under these procedures, each cross-trade is effected at the current market price to save costs where allowed. During the year ended December 31, 2017, the Portfolio engaged in cross trades amounting to $156,669 in purchases and $1,330,798 in sales, resulting in a net realized loss of $1,282. The net realized loss is included within the “Net Realized Gain/(Loss) on Investments” section of the Portfolio’s Statement of Operations.

4. Federal Income Tax

The tax components of capital shown in the table below represent: (1) distribution requirements the Portfolio must satisfy under the income tax regulations; (2) losses or deductions the Portfolio may be able to offset against income and gains realized in future years; and (3) unrealized appreciation or depreciation of investments for federal income tax purposes.

The Portfolio has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

			Loss Deferrals		Other Book	Net Tax
Undistributed Ordinary Income	Undistributed Long-Term Gains	Accumulated Capital Losses	Late-Year Ordinary Loss	Post-October Capital Loss	to Tax Differences	Appreciation/ (Depreciation)
$ 86,267	$ 31,230	$ -	$ -	$ -	$ -	$ 1,311,524

During the year ended December 31, 2017, capital loss carryovers of $11,565 were utilized by the Portfolio.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of December 31, 2017 are noted below. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.

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Notes to Financial Statements

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ 17,826,323	$ 1,420,266	$ (108,742)	$ 1,311,524

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers. Certain permanent differences such as tax returns of capital and net investment losses noted below have been reclassified to capital.

For the year ended December 31, 2017
Distributions
From Ordinary Income	From Long-Term Capital Gains	Tax Return of Capital	Net Investment Loss
$ 177,971	$ -	$ -	$ -

5. Capital Share Transactions

	Year ended December 31, 2017		Period ended December 31, 2016(1)
	Shares	Amount	Shares	Amount

Shares sold	923,431	$10,076,817	1,064,213	$10,864,766
Reinvested dividends and distributions	16,015	177,971	-	-
Shares repurchased	(98,257)	(1,072,515)	(230,577)	(2,347,386)
Net Increase/(Decrease)	841,189	$ 9,182,273	833,636	$ 8,517,380
(1)	Period from April 7, 2016 (inception date) through December 31, 2016.

6. Purchases and Sales of Investment Securities

For the year ended December 31, 2017, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:

Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$11,054,900	$ 1,836,586	$ -	$ -

7. Merger Related Matters

On October 3, 2016, Janus Capital Group Inc. (“JCGI”), the direct parent of Janus Capital, the investment adviser to the Portfolio, and Henderson Group plc (“Henderson”) announced that they had entered into an Agreement and Plan of Merger (“Merger Agreement”) relating to the strategic combination of Henderson and JCGI (the “Merger”). Pursuant to the Merger Agreement, a newly formed, direct wholly-owned subsidiary of Henderson merged with and into JCGI, with JCGI as the surviving corporation and a direct wholly-owned subsidiary of Henderson.

The consummation of the Merger may have been deemed to cause an “assignment” (as defined in the 1940 Act) of the advisory agreement between the Portfolio and Janus Capital. As a result, the consummation of the Merger may have caused the pre-merger investment advisory agreement to terminate automatically in accordance with its terms.

On October 24, 2016, the Trustees approved, subject to shareholder approval, a new investment advisory agreement between the Portfolio and Janus Capital in order to permit Janus Capital to continue providing advisory services to the Portfolio following the closing of the Merger (“Post-Merger Advisory Agreement”). At the same meeting, the Trustees approved submitting the Post-Merger Advisory Agreement to Portfolio shareholders for approval.

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Notes to Financial Statements

On March 17, 2017, Portfolio shareholders approved the Post-Merger Advisory Agreement, which took effect upon the consummation of the Merger on May 30, 2017.

8. Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to December 31, 2017 and through the date of issuance of the Portfolio’s financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Portfolio’s financial statements.

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Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Clayton Street Trust and Shareholders of Protective Life Dynamic Allocation Series- Conservative Portfolio:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Protective Life Dynamic Allocation Series- Conservative Portfolio (one of the portfolios constituting Clayton Street Trust, referred to hereafter as the “Portfolio”) as of December 31, 2017, the related statement of operations for the year ended December 31, 2017, and the statements of changes in net assets and the financial highlights for the year ended December 31, 2017 and for the period April 7, 2016 (commencement of operations) through December 31, 2016, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2017, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year ended December 31, 2017 and for the period April 7, 2016 (commencement of operations) through December 31, 2016 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017 by correspondence with the custodian, and the brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Denver, Colorado
February 16, 2018

We have served as the auditor of one or more investment companies in Janus Henderson Funds since 1990.

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Additional Information (unaudited)

Proxy Voting Policies and Voting Record

A description of the policies and procedures that the Portfolio uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-0020 (toll free); (ii) on the Portfolio’s website at janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Holdings

The Portfolio files its complete portfolio holdings (schedule of investments) with the SEC for the first and third quarters of each fiscal year on Form N-Q within 60 days of the end of such fiscal quarter. The Portfolio’s Form N-Q: (i) is available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) is available without charge, upon request, by calling Janus Henderson at 1-800-525-0020 (toll free).

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Useful Information About Your Portfolio Report (unaudited)

Management Commentary

The Management Commentary in this report includes valuable insight as well as statistical information to help you understand how your Portfolio’s performance and characteristics stack up against those of comparable indices.

If the Portfolio invests in foreign securities, this report may include information about country exposure. Country exposure is based primarily on the country of risk. A company may be allocated to a country based on other factors such as location of the company’s principal office, the location of the principal trading market for the company’s securities, or the country where a majority of the company’s revenues are derived.

Please keep in mind that the opinions expressed in the Management Commentary are just that: opinions. They are a reflection based on best judgment at the time this report was compiled, which was December 31, 2017. As the investing environment changes, so could opinions. These views are unique and are not necessarily shared by fellow employees or by Janus Henderson in general.

Performance Overviews

Performance overview graphs compare the performance of a hypothetical $10,000 investment in the Portfolio with one or more widely used market indices. When comparing the performance of the Portfolio with an index, keep in mind that market indices are not available for investment and do not reflect deduction of expenses.

Average annual total returns are quoted for a Portfolio with more than one year of performance history. Average annual total return is calculated by taking the growth or decline in value of an investment over a period of time, including reinvestment of dividends and distributions, then calculating the annual compounded percentage rate that would have produced the same result had the rate of growth been constant throughout the period. Average annual total return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemptions of Portfolio shares.

Cumulative total returns are quoted for a Portfolio with less than one year of performance history. Cumulative total return is the growth or decline in value of an investment over time, independent of the period of time involved. Cumulative total return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemptions of Portfolio shares.

Pursuant to federal securities rules, expense ratios shown in the performance chart reflect subsidized (if applicable) and unsubsidized ratios. The total annual fund operating expenses ratio is gross of any fee waivers, reflecting the Portfolio’s unsubsidized expense ratio. The net annual fund operating expenses ratio (if applicable) includes contractual waivers of Janus Capital and reflects the Portfolio’s subsidized expense ratio. Ratios may be higher or lower than those shown in the “Financial Highlights” in this report.

Schedule of Investments

Following the performance overview section is the Portfolio’s Schedule of Investments. This schedule reports the types of securities held in the Portfolio on the last day of the reporting period. Securities are usually listed by type (common stock, corporate bonds, U.S. Government obligations, etc.) and by industry classification (banking, communications, insurance, etc.). Holdings are subject to change without notice.

The value of each security is quoted as of the last day of the reporting period. The value of securities denominated in foreign currencies is converted into U.S. dollars.

If the Portfolio invests in foreign securities, it will also provide a summary of investments by country. This summary reports the Portfolio exposure to different countries by providing the percentage of securities invested in each country. The country of each security represents the country of risk. The Portfolio’s Schedule of Investments relies upon the industry group and country classifications published by Barclays and/or MSCI Inc.

Tables listing details of individual forward currency contracts, futures, written options, swaptions, and swaps follow the Portfolio’s Schedule of Investments (if applicable).

Statement of Assets and Liabilities

This statement is often referred to as the “balance sheet.” It lists the assets and liabilities of the Portfolio on the last day of the reporting period.

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Useful Information About Your Portfolio Report (unaudited)

The Portfolio’s assets are calculated by adding the value of the securities owned, the receivable for securities sold but not yet settled, the receivable for dividends declared but not yet received on securities owned, and the receivable for Portfolio shares sold to investors but not yet settled. The Portfolio’s liabilities include payables for securities purchased but not yet settled, Portfolio shares redeemed but not yet paid, and expenses owed but not yet paid. Additionally, there may be other assets and liabilities such as unrealized gain or loss on forward currency contracts.

The section entitled “Net Assets Consist of” breaks down the components of the Portfolio’s net assets. Because the Portfolio must distribute substantially all earnings, you will notice that a significant portion of net assets is shareholder capital.

The last section of this statement reports the net asset value (“NAV”) per share on the last day of the reporting period. The NAV is calculated by dividing the Portfolio’s net assets for each share class (assets minus liabilities) by the number of shares outstanding.

Statement of Operations

This statement details the Portfolio’s income, expenses, realized gains and losses on securities and currency transactions, and changes in unrealized appreciation or depreciation of Portfolio holdings.

The first section in this statement, entitled “Investment Income,” reports the dividends earned from securities and interest earned from interest-bearing securities in the Portfolio.

The next section reports the expenses incurred by the Portfolio, including the advisory fee paid to the investment adviser, transfer agent fees and expenses, and printing and postage for mailing statements, financial reports and prospectuses. Expense offsets and expense reimbursements, if any, are also shown.

The last section lists the amounts of realized gains or losses from investment and foreign currency transactions, and changes in unrealized appreciation or depreciation of investments and foreign currency-denominated assets and liabilities. The Portfolio will realize a gain (or loss) when it sells its position in a particular security. A change in unrealized gain (or loss) refers to the change in net appreciation or depreciation of the Portfolio during the reporting period. “Net Realized and Unrealized Gain/(Loss) on Investments” is affected both by changes in the market value of Portfolio holdings and by gains (or losses) realized during the reporting period.

Statements of Changes in Net Assets

These statements report the increase or decrease in the Portfolio’s net assets during the reporting period. Changes in the Portfolio’s net assets are attributable to investment operations, dividends and distributions to investors, and capital share transactions. This is important to investors because it shows exactly what caused the Portfolio’s net asset size to change during the period.

The first section summarizes the information from the Statement of Operations regarding changes in net assets due to the Portfolio’s investment operations. The Portfolio’s net assets may also change as a result of dividend and capital gains distributions to investors. If investors receive their dividends and/or distributions in cash, money is taken out of the Portfolio to pay the dividend and/or distribution. If investors reinvest their dividends and/or distributions, the Portfolio’s net assets will not be affected. If you compare the Portfolio’s “Net Decrease from Dividends and Distributions” to “Reinvested Dividends and Distributions,” you will notice that dividends and distributions have little effect on the Portfolio’s net assets. This is because the majority of the Portfolio’s investors reinvest their dividends and/or distributions.

The reinvestment of dividends and distributions is included under “Capital Share Transactions.” “Capital Shares” refers to the money investors contribute to the Portfolio through purchases or withdrawals via redemptions. The Portfolio’s net assets will increase and decrease in value as investors purchase and redeem shares from the Portfolio.

Financial Highlights

This schedule provides a per-share breakdown of the components that affect the Portfolio’s NAV for current and past reporting periods as well as total return, asset size, ratios, and portfolio turnover rate.

The first line in the table reflects the NAV per share at the beginning of the reporting period. The next line reports the net investment income/(loss) per share. Following is the per share total of net gains/(losses), realized and unrealized. Per share dividends and distributions to investors are then subtracted to arrive at the NAV per share at the end of the

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Useful Information About Your Portfolio Report (unaudited)

period. The next line reflects the total return for the period. Also included are ratios of expenses and net investment income to average net assets.

The Portfolio’s expenses may be reduced through expense offsets and expense reimbursements. The ratios shown reflect expenses before and after any such offsets and reimbursements.

The ratio of net investment income/(loss) summarizes the income earned less expenses, divided by the average net assets of the Portfolio during the reporting period. Do not confuse this ratio with the Portfolio’s yield. The net investment income ratio is not a true measure of the Portfolio’s yield because it does not take into account the dividends distributed to the Portfolio’s investors.

The next figure is the portfolio turnover rate, which measures the buying and selling activity in the Portfolio. Portfolio turnover is affected by market conditions, changes in the asset size of the Portfolio, fluctuating volume of shareholder purchase and redemption orders, the nature of the Portfolio’s investments, and the investment style and/or outlook of the portfolio manager(s) and/or investment personnel. A 100% rate implies that an amount equal to the value of the entire portfolio was replaced once during the fiscal year; a 50% rate means that an amount equal to the value of half the portfolio is traded in a year; and a 200% rate means that an amount equal to the value of the entire portfolio is traded every six months.

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Shareholder Meeting (unaudited)

A Special Meeting of Shareholders of the Portfolios was held on March 17, 2017.  At the meeting, the following matter was voted on and approved by the Shareholders.  Each vote reported represents one dollar of net asset value held on the record date for the meeting.  The results of the Special Meeting of Shareholders are noted below.

Proposals
1. To approve a new investment advisory agreement.

	Number of Votes ($)
Record Date Votes ($)	Affirmative	Against	Abstain	BVN	Total
8,578,744.332	7,958,818.590	0.000	0.000	0.000	7,958,818.590

Percentage of Total Outstanding Votes (%)					Percentage Voted (%)
Affirmative	Against	Abstain	BVN	Total	Affirmative	Against	Abstain	BVN	Total
92.774	0.000	0.000	0.000	92.774	100.000	0.000	0.000	0.000	100.000

24	DECEMBER 31, 2017

Protective Life Dynamic Allocation Series - Conservative Portfolio

Designation Requirements (unaudited)

For federal income tax purposes, the Portfolio designated the following for the year ended December 31, 2017:

Foreign Taxes Paid	$4,270
Foreign Source Income	$48,041

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Protective Life Dynamic Allocation Series - Conservative Portfolio

Trustees and Officers (unaudited)

The Portfolio’s Statement of Additional Information includes additional information about the Trustees and officers and is available, without charge, by calling 1-877-335-2687.

The following are the Trustees and officers of the Trust, together with a brief description of their principal occupations during the last five years (principal occupations for certain Trustees may include periods over five years).

Each Trustee has served in that capacity since he or she was originally elected or appointed. The Trustees do not serve a specified term of office. Each Trustee will hold office until the termination of the Trust or his or her earlier death, resignation, retirement, incapacity, or removal. Under the Portfolio’s Governance Procedures and Guidelines, the policy is for Trustees to retire no later than the end of the calendar year in which the Trustee turns 75. The Trustees review the Portfolio’s Governance Procedures and Guidelines from time to time and may make changes they deem appropriate. The Portfolio’s Nominating and Governance Committee will consider nominees for the position of Trustee recommended by shareholders. Shareholders may submit the name of a candidate for consideration by the Committee by submitting their recommendations to the Trust’s Secretary. Each Trustee is currently a Trustee of one other registered investment company advised by Janus Capital: Janus Detroit Street Trust. Collectively, these two registered investment companies consist of 12 series or funds.

The Trust’s officers are elected annually by the Trustees for a one-year term. Certain officers also serve as officers of Janus Detroit Street Trust. Certain officers of the Portfolio may also be officers and/or directors of Janus Capital. Except as otherwise disclosed, Portfolio officers receive no compensation from the Portfolio, except for the Portfolio’s Chief Compliance Officer, as authorized by the Trustees.

26	DECEMBER 31, 2017

Protective Life Dynamic Allocation Series - Conservative Portfolio

Trustees and Officers (unaudited)

TRUSTEES
Name, Address, and Age	Positions Held with the Trust	Length of Time Served	Principal Occupations During the Past Five Years	Number of Portfolios/Funds in Fund Complex Overseen by Trustee*	Other Directorships Held by Trustee During the Past Five Years
Independent Trustees
Clifford J. Weber 151 Detroit Street Denver, CO 80206 DOB: 1963	Chairman Trustee	2/16-Present 2/16-Present	Owner, Financial Products Consulting Group LLC (consulting services to financial institutions) (since 2015). Formerly, Executive Vice President of Global Index and Exchange-Traded Products, NYSE Market, Inc., a subsidiary of Intercontinental Exchange (ETF/ETP listing exchange) (2013-2015) and Executive Vice President and Head of Strategy and Product Development, NYSE Liffe U.S., a division of NYSE Euronext (U.S. futures exchange) (2008-2013).	12

Independent Trustee Chairman, Clough Funds Trust (investment company) (since 2015), Independent Trustee, Clough Dividend and Income Fund (investment company) (since 2017), Independent Trustee, Clough Global Opportunities Fund (investment company) (since 2017), Independent Trustee, Clough Global Equity Fund (investment company) (since 2017), and Independent Trustee Chairman, Elevation ETF Trust (investment company) (since 2016).

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Protective Life Dynamic Allocation Series - Conservative Portfolio

Trustees and Officers (unaudited)

TRUSTEES
Name, Address, and Age	Positions Held with the Trust	Length of Time Served	Principal Occupations During the Past Five Years	Number of Portfolios/Funds in Fund Complex Overseen by Trustee*	Other Directorships Held by Trustee During the Past Five Years
Independent Trustees
Maureen T. Upton 151 Detroit Street Denver, CO 80206 DOB: 1965	Trustee	2/16-Present	Principal, Maureen Upton Ltd. (consulting services to developers of major infrastructure projects and investors) (since 2017). Formerly, Principal Consultant, SRK Consulting (U.S.), Inc. (consulting services to global mining, energy and water resource industries) (2015-2017) and Founder and Principal, Resource Initiatives LLC (sustainability consulting firm) (2006-2015).	12	Director, Denver Metro Leadership Foundation (non-profit organization) (2012-2014).
Jeffrey B. Weeden 151 Detroit Street Denver, CO 80206 DOB: 1956	Trustee	2/16-Present	Senior Advisor, BayBoston Capital LP (investment fund in banks and bank holdings companies) (since 2015). Formerly, Management Advisor, BoxCast, Inc. (technology start-up company) (2014- 2017) and Senior Executive Vice President and Chief Financial Officer, KeyCorp (financial services) (2002-2013).	12	Director, State Farm Bank (banking) (since 2014).

28	DECEMBER 31, 2017

Protective Life Dynamic Allocation Series - Conservative Portfolio

Trustees and Officers (unaudited)

Interested Trustee
Michael Drew Elder** 151 Detroit Street Denver, CO 80206 DOB: 1970	Trustee	8/15-Present	Executive Vice President and Head of U.S. Intermediary Distribution, Janus Capital (since 2014) and President, Janus Distributors LLC (broker- dealer) (since 2014). Formerly, Senior Vice President, Janus Capital (2007-2014).	12	Director, Perkins Investment Management LLC (since 2014).
* Each Trustee also serves as a trustee to the Janus Detroit Street Trust, which is currently comprised of nine funds.
** Michael Drew Elder is an Interested Trustee because of his employment with Janus Capital.

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Protective Life Dynamic Allocation Series - Conservative Portfolio

Trustees and Officers (unaudited)

OFFICERS
Name, Address, and Age	Positions Held with the Trust	Term of Office* and Length of Time Served	Principal Occupations During the Past Five Years
Bruce L. Koepfgen 151 Detroit Street Denver, CO 80206 DOB: 1952	President and Chief Executive Officer	2/16-Present

Head of North America at Janus Henderson Investors and Janus Capital Management LLC (since 2017); Executive Vice President and Director of Janus International Holding LLC (since 2011); Executive Vice President of Janus Distributors LLC (since 2011); Vice President and Director of INTECH Investment Management LLC (since 2011); Executive Vice President and Director of Perkins Investment Management LLC (since 2011); and Executive Vice President and Director of Janus Management Holdings Corporation (since 2011). Formerly, President of Janus Capital Group Inc. and Janus Capital Management LLC (2013-2017); Executive Vice President of Janus Services LLC (2011-2015), Janus Capital Group Inc. and Janus Capital Management LLC (2011-2013); and Chief Financial Officer of Janus Capital Group Inc., Janus Capital Management LLC, Janus Distributors LLC, Janus Management Holdings Corporation, and Janus Services LLC (2011-2013).

Susan K. Wold 151 Detroit Street Denver, CO 80206 DOB: 1960	Vice President, Chief Compliance Officer, and Anti-Money Laundering Officer	9/17-Present

Senior Vice President and Head of Compliance, North America for Janus Henderson (since September 2017); Formerly, Vice President, Head of Global Corporate Compliance, and Chief
Compliance Officer for Janus Capital Management LLC (May 2017-September 2017); Vice President, Compliance at Janus Capital Group Inc. and Janus Capital Management LLC (2005-2017).

30	DECEMBER 31, 2017

Protective Life Dynamic Allocation Series - Conservative Portfolio

Trustees and Officers (unaudited)

OFFICERS
Name, Address, and Age	Positions Held with the Trust	Term of Office* and Length of Time Served	Principal Occupations During the Past Five Years
Jesper Nergaard 151 Detroit Street Denver, CO 80206 DOB: 1962	Vice President, Chief Financial Officer, Treasurer, and Principal Accounting Officer	2/16-Present	Vice President of Janus Capital and Janus Services LLC.
Kathryn L. Santoro 151 Detroit Street Denver, CO 80206 DOB: 1974	Vice President, Secretary and Chief Legal Counsel	1/17-Present

Vice President of Janus Capital and Janus Services LLC (since 2016). Formerly, Vice President and Associate Counsel of Curian Capital, LLC and Curian Clearing LLC (2013- 2016); and General Counsel and Secretary (2011-2012) and Vice President (2009-2012) of Old Mutual Capital, Inc.

* Officers are elected at least annually by the Trustees for a one-year term and may also be elected from time to time by the Trustees for an interim period.

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Protective Life Dynamic Allocation Series - Conservative Portfolio

Notes

NotesPage1

32	DECEMBER 31, 2017

Protective Life Dynamic Allocation Series - Conservative Portfolio

Notes

NotesPage2

Clayton Street Trust	33

This report is submitted for the general information of shareholders of the Portfolio. It is not an offer or solicitation for the Portfolio and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Janus Henderson and Janus are trademarks or registered trademarks of Janus Henderson Investors. © Janus Henderson Investors.  The name Janus Henderson Investors includes HGI Group Limited, Henderson Global Investors (Brand Management) Sarl and Janus International Holding LLC.

Protective Life Dynamic Allocation Series Portfolios are distributed by Janus Henderson Distributors and exclusively offered in connection with variable annuity contracts issued by Protective Life Insurance Company and its affiliates. Janus Henderson is not affiliated with Protective Life.

109-02-93063 02-18

ANNUAL REPORT December 31, 2017

Protective Life Dynamic Allocation Series - Growth Portfolio

Clayton Street Trust

HIGHLIGHTS • Portfolio management perspective • Investment strategy behind your portfolio • Portfolio performance, characteristics and holdings

Protective Life Dynamic Allocation Series - Growth Portfolio

Protective Life Dynamic Allocation Series - Growth Portfolio (unaudited)

PORTFOLIO SNAPSHOT

This global asset allocation portfolio can help investors remove the emotion from investing by following a rules-based asset allocation process. The Portfolio looks to shift equity allocations to and from cash weekly based on market signals, with a goal to grow assets over time while mitigating downside risk.

Edward K. Tom co-portfolio manager	Benjamin Wang co-portfolio manager	Scott M. Weiner co-portfolio manager

PERFORMANCE OVERVIEW

Protective Life Dynamic Allocation Series – Growth Portfolio returned 22.82% for the 12-month period ending December 31, 2017. This compares with a return of 23.97% for its benchmark, the MSCI All Country World IndexSM.

MARKET ENVIRONMENT

Global stocks delivered solid gains during the year. Partly fueling the rally was synchronized growth among major economies. Emerging markets, in aggregate, outpaced their developed market peers. Within advanced economies, returns registered by U.S. and Japanese benchmarks exceeded those of major European countries. The U.S. rally was bolstered by expectations that the Trump administration would champion a pro-growth agenda. Japanese shares rose during the autumn as Prime Minister Shinzo Abe strengthened his reform mandate in parliamentary elections. The UK’s Theresa May was less successful in a similar tactic as her party lost its parliamentary majority. Politics also cast a shadow on the continent as France, the Netherlands and Germany all held pivotal elections.

Global bond markets delivered steady gains. After experiencing a post-election sell-off in late 2016, Treasurys traded sideways as investors reassessed Washington’s ability to enact a pro-growth agenda. A steady decline in core inflation was a factor in the Federal Reserve (Fed) taking a pause in raising interest rates after its June meeting. That changed in September as the central bank telegraphed its desire to raise rates once more by the end of the year. Pressure was felt most in shorter-dated Treasurys, with the yield on the 2-year rising to 1.88%. Longer-dated securities fared better; the yield on the 10-year finished 2017 roughly flat, at 2.41%, and those on the 30-year slid to 2.74%. Spreads on both investment-grade and high-yield corporate credits narrowed considerably. In Europe, investors took into consideration the European Central Bank’s decision to extend its asset purchase program, albeit in smaller monthly increments, and the Bank of England’s first rate hike since the Global Financial Crisis.

PERFORMANCE DISCUSSION

For the period, the Portfolio underperformed its benchmark, with its allocation to Japanese, Asia ex-Japan and UK stocks generating the lowest returns. The Portfolio’s allocation to U.S. and European stocks delivered the highest gains.

Thank you for investing in Protective Life Dynamic Allocation Series – Growth Portfolio

Asset Allocation - (% of Net Assets)
Investment Companies	103.2%
Repurchase Agreements	0.8%
Other	(4.0)%
100.0%

Clayton Street Trust	1

Protective Life Dynamic Allocation Series - Growth Portfolio (unaudited)

Performance

See important disclosures on the next page.

			Expense Ratios -
Average Annual Total Return - for the periods ended December 31, 2017			per the May 1, 2017 prospectus
	One Year	Since Inception*	Total Annual Fund Operating Expenses	Net Annual Fund Operating Expenses
Protective Life Dynamic Allocation Series - Growth Portfolio	22.82%	17.19%	3.40%	0.90%
MSCI All Country World Index	23.97%	19.26%
Morningstar Quartile	1st	1st
Morningstar Ranking - based on total returns for Insurance Allocation--70% to 85% Equity Funds	3/123	9/121
Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call 800.456.6330.
Net expense ratios reflect the expense waiver, if any, contractually agreed to through May 1, 2018.

Investing involves risk and it is possible to lose money by investing.  Investment return and value will fluctuate in response to issuer, political, market and economic developments, which can affect a single issuer, issuers within an industry, economic sector or geographic region, or the market as a whole. Please see the prospectus for more information about risks, holdings and other details.

Performance of the Dynamic Allocation Series Portfolios depends on that of the underlying funds. They are subject to risk with respect to the aggregation of holdings of underlying funds which may result in increased volatility as a result of indirectly having concentrated assets in a particular industry, geographical sector, or single company.

No assurance can be given that the investment strategy will be successful under all or any market conditions. Janus Capital Management does not have prior experience using the methodology, a proprietary methodology co-developed by Janus Capital Management and Protective Life Insurance Company. Although it is designed to achieve the Portfolios’ investment objectives, there is no guarantee that it will achieve the desired results.

Returns shown do not represent actual returns since they do not include insurance charges. Returns shown would have been lower had they included insurance charges.

Returns include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemptions of Portfolio shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

See Financial Highlights for actual expense ratios during the reporting period.

2	DECEMBER 31, 2017

Protective Life Dynamic Allocation Series - Growth Portfolio (unaudited)

Performance

Until three years from inception, expenses previously waived or reimbursed may be recovered if the expense ratio falls below certain limits.

When an expense waiver is in effect, it may have a material effect on the total return, and therefore the ranking for the period.

© 2017 Morningstar, Inc. All Rights Reserved.

There is no assurance that the investment process will consistently lead to successful investing.

See Notes to Schedule of Investments and Other Information for index definitions.

Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged and not available for direct investment.

See “Useful Information About Your Portfolio Report.”

Effective May 1, 2017, Edward Tom, Benjamin Wang and Scott Weiner are Co-Portfolio Managers of the Portfolio.

Effective 1/1/18, Edward Tom is no longer Portfolio Manager of the Portfolio.

* The Portfolio’s inception date – April 7, 2016

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Protective Life Dynamic Allocation Series - Growth Portfolio (unaudited)

Expense Examples

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; 12b-1 distribution and shareholder servicing fees; transfer agent fees and expenses payable pursuant to the Transfer Agency Agreement; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Additionally, for an analysis of the fees associated with an investment in the Portfolio or other similar funds, please visit www.finra.org/fundanalyzer.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as any charges at the separate account level or contract level. These fees are fully described in the Portfolio’s prospectus. Therefore, the hypothetical examples are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (7/1/17)	Ending Account Value (12/31/17)	Expenses Paid During Period (7/1/17 - 12/31/17)†	Beginning Account Value (7/1/17)	Ending Account Value (12/31/17)	Expenses Paid During Period (7/1/17 - 12/31/17)†	Net Annualized Expense Ratio (7/1/17 - 12/31/17)
	$1,000.00	$1,107.90	$3.51	$1,000.00	$1,021.88	$3.36	0.66%
†

Expenses Paid During Period is equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses in the examples include the effect of applicable fee waivers and/or expense reimbursements, if any. Had such waivers and/or reimbursements not been in effect, your expenses would have been higher. Please refer to the Notes to Financial Statements or the Portfolio’s prospectus for more information regarding waivers and/or reimbursements.

4	DECEMBER 31, 2017

Protective Life Dynamic Allocation Series - Growth Portfolio

Schedule of Investments

December 31, 2017

Shares or Principal Amounts		Value
Investment Companies – 103.2%
Exchange-Traded Funds (ETFs) – 99.3%
iShares MSCI All Country Asia ex Japan	34,737	$2,649,738
iShares MSCI Japan	44,533	2,668,863
iShares MSCI United Kingdom#	143,839	5,152,313
iShares Russell 2000	49,283	7,513,686
PowerShares QQQ Trust Series 1	50,695	7,896,253
SPDR EURO STOXX 50	119,808	4,877,384
SPDR S&P 500 Trust	78,231	20,876,725
		51,634,962
Investments Purchased with Cash Collateral from Securities Lending – 3.9%
Janus Cash Collateral Fund LLC, 1.2573%ºº,£	2,044,000	2,044,000
Total Investment Companies (cost $46,745,817)		53,678,962
Repurchase Agreements – 0.8%
Undivided interest of 0.5% in a joint repurchase agreement (principal amount $75,500,000 with a maturity value of $75,511,493) with Credit Agricole, New York, 1.3700%, dated 12/29/17, maturing 1/2/18 to be repurchased at $400,061 collateralized by $481,117 in U.S. Government Agencies 3.5000% - 4.0000%, 3/20/46 - 2/1/47 and $78,781,994 in U.S. Treasuries 0% - 1.5000%, 4/26/18 - 7/15/26 with a value of $77,010,001 (cost $400,000)	$400,000	400,000
Total Investments (total cost $47,145,817) – 104.0%		54,078,962
Liabilities, net of Cash, Receivables and Other Assets – (4.0)%		(2,063,582)
Net Assets – 100%		$52,015,380

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$46,257,786	85.6%
United Kingdom	5,152,313	9.5
Japan	2,668,863	4.9

Total	$54,078,962	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income(1)	Realized Gain/(Loss)(1)	Change in Unrealized Appreciation/ Depreciation(1)	Value at 12/31/17
Investment Companies – 3.9%
Investments Purchased with Cash Collateral from Securities Lending – 3.9%
Janus Cash Collateral Fund LLC, 1.2573%ºº	$9,467∆	$—	$—	$2,044,000

(1) For securities that were affiliated for a portion of the year ended December 31, 2017, this column reflects amounts for the entire year ended December 31, 2017 and not just the period in which the security was affiliated.

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

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Protective Life Dynamic Allocation Series - Growth Portfolio

Schedule of Investments

December 31, 2017

	Share Balance at 12/31/16	Purchases	Sales	Share Balance at 12/31/17
Investment Companies – 3.9%
Investments Purchased with Cash Collateral from Securities Lending – 3.9%
Janus Cash Collateral Fund LLC, 1.2573%ºº	—	66,210,123	(64,166,123)	2,044,000

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

6	DECEMBER 31, 2017

Protective Life Dynamic Allocation Series - Growth Portfolio

Notes to Schedule of Investments and Other Information

MSCI All Country World IndexSM	MSCI All Country World IndexSM reflects the equity market performance of global developed and emerging markets.

LLC	Limited Liability Company
SPDR	Standard & Poor's Depositary Receipt

ºº	Rate shown is the 7-day yield as of December 31, 2017.

#	Loaned security; a portion of the security is on loan at December 31, 2017.

£

The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of December 31, 2017. See Notes to Financial Statements for more information.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quotes Prices	Observable Inputs	Unobservable Inputs

Assets
Investments in Securities:
Investment Companies	$51,634,962	$2,044,000	$-
Repurchase Agreements	-	400,000	-
Total Assets	$51,634,962	$2,444,000	$-

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Protective Life Dynamic Allocation Series - Growth Portfolio

Statement of Assets and Liabilities

December 31, 2017

Assets:
Unaffiliated investments, at value(1)(2)	$51,634,962
Affiliated investments, at value(3)	2,044,000
Repurchase agreements, at value(4)	400,000
Cash	88,455
Receivables:
Portfolio shares sold	373,101
Dividends	103,143
Due from adviser	32,081
Other assets	1,390
Total Assets	54,677,132
Liabilities:
Collateral for securities loaned (Note 2)	2,044,000
Payables:	—
Investments purchased	546,001
Professional fees	19,645
Advisory fees	17,607
12b-1 Distribution and shareholder servicing fees	11,005
Non-interested Trustees' fees and expenses	5,053
Transfer agent fees and expenses	4,634
Portfolio administration fees	4,383
Portfolio shares repurchased	159
Custodian fees	46
Accrued expenses and other payables	9,219
Total Liabilities	2,661,752
Net Assets	$52,015,380
Net Assets Consist of:
Capital (par value and paid-in surplus)	$44,858,699
Undistributed net investment income/(loss)	330,539
Undistributed net realized gain/(loss) from investments	(107,003)
Unrealized net appreciation/(depreciation) of investments	6,933,145
Total Net Assets	$52,015,380
Net Assets	$52,015,380
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	3,983,345
Net Asset Value Per Share	$13.06

(1) Includes cost of $44,701,817.

(2) Includes $1,994,160 of securities on loan. See Note 2 in Notes to Financial Statements.

(3) Includes cost of $2,044,000.

(4) Includes cost of repurchase agreements of $400,000.

See Notes to Financial Statements.

8	DECEMBER 31, 2017

Protective Life Dynamic Allocation Series - Growth Portfolio

Statement of Operations

For the year ended December 31, 2017

Investment Income:
Dividends	$762,426
Affiliated securities lending income, net	9,467
Interest	1,955
Total Investment Income	773,848
Expenses:
Advisory fees	138,903
12b-1 Distribution and shareholder servicing fees	86,814
Transfer agent administrative fees and expenses	34,726
Other transfer agent fees and expenses	1,020
Professional fees	73,139
Compliance Office fees	48,128
Portfolio administration fees	30,685
Non-interested Trustees’ fees and expenses	21,760
Accounting systems fee	9,502
Custodian fees	4,702
Shareholder reports expense	1,003
Other expenses	12,606
Total Expenses	462,988
Less: Excess Expense Reimbursement and Waivers	(231,986)
Net Expenses	231,002
Net Investment Income/(Loss)	542,846
Net Realized Gain/(Loss) on Investments:
Investments	24,523
Total Net Realized Gain/(Loss) on Investments	24,523
Change in Unrealized Net Appreciation/Depreciation:
Investments	6,319,081
Total Change in Unrealized Net Appreciation/Depreciation	6,319,081
Net Increase/(Decrease) in Net Assets Resulting from Operations	$6,886,450

See Notes to Financial Statements.

Clayton Street Trust	9

Protective Life Dynamic Allocation Series - Growth Portfolio

Statements of Changes in Net Assets

	Year ended December 31, 2017	Period ended December 31, 2016(1)

Operations:
Net investment income/(loss)	$542,846	$98,903
Net realized gain/(loss) on investments	24,523	(131,526)
Change in unrealized net appreciation/depreciation	6,319,081	614,064
Net Increase/(Decrease) in Net Assets Resulting from Operations	6,886,450	581,441
Dividends and Distributions to Shareholders:
Dividends from Net Investment Income	(311,210)	—
Capital Shares Transactions	27,338,872	17,519,827
Net Increase/(Decrease) in Net Assets	33,914,112	18,101,268
Net Assets:
Beginning of period	18,101,268	—
End of period	$52,015,380	$18,101,268

Undistributed Net Investment Income/(Loss)	$330,539	$98,903

(1) Period from April 7, 2016 (inception date) through December 31, 2016.

See Notes to Financial Statements.

10	DECEMBER 31, 2017

Protective Life Dynamic Allocation Series - Growth Portfolio

Financial Highlights

For a share outstanding during the year or period ended December 31	2017	2016(1)
Net Asset Value, Beginning of Period	$10.72	$10.00
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.19	0.13
Net realized and unrealized gain/(loss)	2.25	0.59
Total from Investment Operations	2.44	0.72
Less Dividends and Distributions:
Dividends (from net investment income)	(0.10)	—
Distributions (from capital gains)	—	—
Total Dividends and Distributions	(0.10)	—
Net Asset Value, End of Period	$13.06	$10.72
Total Return*	22.82%	7.20%
Net Assets, End of Period (in thousands)	$52,015	$18,101
Average Net Assets for the Period (in thousands)	$34,683	$7,512
Ratios to Average Net Assets**:
Ratio of Gross Expenses(3)	1.33%	3.24%
Ratio of Net Expenses (After Waivers and Expense Offsets)(3)	0.67%	0.73%
Ratio of Net Investment Income/(Loss)(3)	1.57%	1.79%
Portfolio Turnover Rate	7%	46%

* Total return not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Period from April 7, 2016 (inception date) through December 31, 2016.

(2) Per share amounts are calculated based on average shares outstanding during the year or period.

(3) Ratios do not include indirect expenses of the underlying funds and/or investment companies in which the Portfolio invests.

See Notes to Financial Statements.

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Protective Life Dynamic Allocation Series - Growth Portfolio

Notes to Financial Statements

1. Organization and Significant Accounting Policies

Protective Life Dynamic Allocation Series - Growth Portfolio (the “Portfolio”) is a series of Clayton Street Trust (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Portfolio operates as a “fund of funds,” meaning substantially all of the Portfolio’s assets will be invested in exchange-traded funds (the “underlying funds”). The Trust offers three portfolios with differing investment objectives and policies. The Portfolio seeks total return through growth of capital, balanced by capital preservation. The Portfolio is classified as nondiversified, as defined in the 1940 Act.

The Portfolio currently offers one class of shares. The shares are offered in connection with investment in and payments under variable annuity contracts issued exclusively by Protective Life Insurance Company and its affiliates ("Protective Life").

Underlying Funds

The Portfolio invests in a dynamic portfolio of exchange-traded funds across seven different equity asset classes and a cash allocation, including money market instruments. The equity asset classes are adjusted weekly based on market conditions pursuant to a proprietary, quantitative-based allocation program. Over the long term, and when fully invested, the Portfolio seeks to maintain an asset allocation of approximately 100% global equity investments . Additional details and descriptions of the investment objectives and strategies of each of the potential underlying funds are available in the Portfolio's prospectus.

The following accounting policies have been followed by the Portfolio and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Portfolio, including the underlying funds, are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). The values of the Portfolio's investments in the underlying funds are based upon the closing price of such underlying funds on the applicable exchange. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or are deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.

The Portfolio classifies each of its investments in underlying funds as Level 1, without consideration as to the classification level of the specific investments held by the underlying funds.

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Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2017 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments and Other Information.

There were no transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period. The Portfolio recognizes transfers between the levels as of the beginning of the fiscal year.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex dividend date. Any distributions from the underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Expenses

The Portfolio bears expenses incurred specifically on its behalf. Additionally, the Portfolio, as a shareholder in the underlying funds, will also indirectly bear its pro rata share of the expenses incurred by the underlying funds.

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Indemnifications

In the normal course of business, the Portfolio may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Portfolio’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Portfolio that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.

Dividends and Distributions

The Portfolio may make semiannual distributions of substantially all of its investment income and an annual distribution of its net realized capital gains (if any).

Federal Income Taxes

The Portfolio intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Portfolio’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements. The Portfolio is not aware of

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any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

On December 22, 2017, the Tax Cuts and Jobs Act was signed into law. Currently, Management does not believe the bill will have a material impact on the Fund’s intention to continue to qualify as a regulated investment company, which is generally not subject to U.S. federal income tax.

2. Other Investments and Strategies

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the underlying funds, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the underlying funds’ ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Certain provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the underlying funds and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more "bailouts" from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). There is considerable uncertainty about how Brexit will be conducted, how negotiations of necessary treaties and trade agreements will proceed, or how financial markets will react. In addition, one or more other countries may also abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Portfolio’s or an underlying fund's investment portfolio and, in the longer term, could impair the ability of issuers in which the Portfolio or an underlying fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a

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particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Portfolio transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Portfolio (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Portfolio. The Portfolio may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Portfolio’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See the "Offsetting Assets and Liabilities" section of this Note for further details.

The Portfolio may be exposed to counterparty risk through its investments in certain securities, including, but not limited to, repurchase agreements and debt securities. The Portfolio intends to enter into financial transactions with counterparties that Janus Capital Management LLC ("Janus Capital") believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Portfolio focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Exchange-Traded Funds

ETFs are typically open-end investment companies, which may be actively managed or passively managed. Passive managed ETFs generally seek to track the performance of a specific index. ETFs are traded on a national securities exchange at market prices that may vary from the NAV of their underlying investments. Accordingly, there may be times when an ETF trades at a premium or discount. As a result, the Portfolio may pay more or less than NAV when it buys ETF shares, and may receive more or less than NAV when it sells those shares. ETFs also involve the risk that an active trading market for an ETF’s shares may not develop or be maintained. Similarly, because the value of ETF shares depends on the demand in the market, the Portfolio may not be able to purchase or sell an ETF at the most optimal time, which could adversely affect the Portfolio’s performance. In addition, ETFs that track particular indices may be unable to match the performance of such underlying indices due to the temporary unavailability of certain index securities in the secondary market or other factors, such as discrepancies with respect to the weighting of securities.

Offsetting Assets and Liabilities

The Portfolio presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.

All repurchase agreements are transacted under legally enforceable master repurchase agreements that give the Portfolio, in the event of default by the counterparty, the right to liquidate securities held and to offset receivables and payables with the counterparty. For financial reporting purposes, the Portfolio does not offset financial instruments' payables and receivables and related collateral on the Statement of Assets and Liabilities. Repurchase agreements held by the Portfolio are fully collateralized, and such collateral is in the possession of the Portfolio’s custodian or, for tri-party agreements, the custodian designated by the agreement. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest.

Deutsche Bank AG acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodian functions in accordance with the Agency Securities Lending and Repurchase Agreement. For financial reporting purposes, the Portfolio does not offset financial instruments' payables and receivables and related collateral on the Statement of Assets and Liabilities. Securities on loan will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Upon receipt of cash collateral, Janus Capital intends to invest the cash collateral in a cash management vehicle for which Janus Capital serves as investment adviser, Janus Cash Collateral Fund LLC. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the

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close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.

The following table presents gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see the Portfolio's Schedule of Investments.

Offsetting of Financial Assets and Derivative Assets

	Gross Amounts
	of Recognized	Offsetting Asset	Collateral
Counterparty	Assets	or Liability(a)	Pledged(b)	Net Amount

Credit Agricole, New York	$400,000	$—	$(400,000)	$—
Deutsche Bank AG	1,994,160	—	(1,994,160)	—

Total	$2,394,160	$—	$(2,394,160)	$—
(a)

Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

Repurchase Agreements

The Portfolio and other funds advised by Janus Capital or its affiliates may transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in money market instruments and the proceeds are allocated to the participating funds on a pro rata basis.

Repurchase agreements held by the Portfolio are fully collateralized, and such collateral is in the possession of the Portfolio’s custodian or, for tri-party agreements, the custodian designated by the agreement. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Securities Lending

Under procedures adopted by the Trustees, the Portfolio may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. Deutsche Bank AG acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodian functions in accordance with the Agency Securities Lending and Repurchase Agreement. The Portfolio may lend portfolio securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Portfolio is unable to recover a security on loan, the Portfolio may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Portfolio.

Upon receipt of cash collateral, Janus Capital may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. Janus Capital currently intends to invest the cash collateral in a cash management vehicle for which Janus Capital serves as investment adviser, Janus Cash Collateral Fund LLC. An investment in Janus Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Portfolio to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Portfolio and Janus Cash Collateral Fund LLC, Janus Capital has an inherent conflict of interest as a result of its fiduciary duties to both the Portfolio and Janus Cash Collateral Fund LLC. Additionally, Janus

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Capital receives an investment advisory fee of 0.05% for managing Janus Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Portfolio may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.

The cash collateral invested by Janus Capital is disclosed in the Schedule of Investments (if applicable). Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations. As of December 31, 2017, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $1,994,160. Gross amounts of recognized liabilities for securities lending (collateral received) as of December 31, 2017 is $2,044,000, resulting in the net amount due to the counterparty of $49,840.

3. Investment Advisory Agreements and Other Transactions with Affiliates

The Portfolio pays Janus Capital an investment advisory fee which is calculated daily and paid monthly. The Portfolio’s contractual investment advisory fee rate (expressed as an annual rate) is 0.40% of its average daily net assets.

Janus Capital has contractually agreed to waive the advisory fee payable by the Portfolio or reimburse expenses in an amount equal to the amount, if any, that the Portfolio’s normal operating expenses including the investment advisory fee, but excluding the 12b-1 distribution and shareholder servicing fees, administrative services fees payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes and extraordinary expenses, exceed the annual rate of 0.55% of the Portfolio’s average daily net assets. Janus Capital has agreed to continue the waiver until at least May 1, 2018. If applicable, amounts reimbursed to the Portfolio by Janus Capital are disclosed as “Excess Expense Reimbursement” on the Statement of Operations.

Janus Capital may recover from the Portfolio fees and expenses previously waived or reimbursed during the period beginning with the Portfolio’s commencement of operations and expiring on the third anniversary of the commencement of operations. Janus Capital may elect to recoup such amounts only if: (i) recoupment is obtained within three years from the date an amount is waived or reimbursed to the Portfolio, and (ii) the Portfolio’s expense ratio at the time of recoupment, inclusive of the recoupment amounts, does not exceed the expense limit at the time of waiver or at the time of recoupment. If applicable, this amount is disclosed as “Recoupment expense” on the Statement of Operations. During the year ended December 31, 2017, Janus Capital reimbursed the Portfolio $231,986 of fees and expenses that are eligible for recoupment. As of December 31, 2017, the aggregate amount of recoupment that may potentially be made to Janus Capital is $370,703. The recoupment of such reimbursements expires April 7, 2019.

Janus Services LLC (“Janus Services”), a wholly-owned subsidiary of Janus Capital, is the Portfolio’s transfer agent. In addition, Janus Services provides or arranges for the provision of certain other administrative services including, but not limited to, recordkeeping, accounting, order processing, and other shareholder services for the Portfolio. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.

Janus Services receives an administrative services fee at an annual rate of 0.10% of the Portfolio’s average daily net assets for providing, or arranging for the provision by Protective Life of administrative services, including recordkeeping, subaccounting, order processing, or other shareholder services provided on behalf of shareholders of the Portfolio. Janus Services expects to use this entire fee to compensate Protective Life for providing these services to its customers who invest in the Portfolio. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.

Services provided by Protective Life may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing contract holders, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with Janus Capital.

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Under a distribution and shareholder servicing plan (the “Plan”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Portfolio may pay the Trust’s distributor, Janus Distributors LLC dba Janus Henderson Distributors (“Janus Henderson Distributors”), a wholly-owned subsidiary of Janus Capital, a fee at an annual rate of up to 0.25% of the average daily net assets of the Portfolio. Under the terms of the Plan, the Trust is authorized to make payments to Janus Distributors for remittance to Protective Life or other intermediaries as compensation for distribution and/or shareholder services performed by Protective Life or its agents, or by such intermediary. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations. Payments under the Plan are not tied exclusively to actual 12b-1 distribution and servicing fees, and the payments may exceed 12b-1 distribution and servicing fees actually incurred. If any of the Portfolio’s actual 12b-1 distribution and servicing fees incurred during a calendar year are less than the payments made during a calendar year, the Portfolio will be refunded the difference. Refunds, if any, are included in “12b-1 Distribution and shareholder servicing fees” in the Statement of Operations.

Janus Capital furnishes certain administration, compliance, and accounting services to the Portfolio including providing office space for the Fund and providing personnel to serve as officers to the Fund. The Fund reimburses Janus Capital for certain of its costs in providing these services (to the extent Janus Capital seeks reimbursement and such costs are not otherwise waived). Janus Capital provides office space for the Portfolio. Some expenses related to compensation payable to the Janus Henderson funds’ Chief Compliance Officer and compliance staff are shared with the Portfolio. These costs include some or all of the salaries, fees, and expenses of Janus Capital employees and Portfolio officers, including the Fund’s Chief Compliance Officer and compliance staff, who provide specified administration and compliance services to the Portfolio. The Portfolio pays these costs based on out-of-pocket expenses incurred by Janus Capital, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services Janus Capital provides to the Portfolio. These amounts are disclosed as “Portfolio administration fees” on the Statement of Operations. Total compensation of $209,202 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the year ended December 31, 2017. The Portfolio's portion is reported as part of “Compliance Office fees” on the Statement of Operations.

The Portfolio is permitted to purchase or sell securities (“cross-trade”) between itself and other funds or accounts managed by Janus Capital in accordance with Rule 17a-7 under the Investment Company Act of 1940 (“Rule 17a-7”), when the transaction is consistent with the investment objectives and policies of the Portfolio and in accordance with the Internal Cross Trade Procedures adopted by the Trust’s Board of Trustees. These procedures have been designed to ensure that any cross-trade of securities by the Portfolio from or to another fund or account that is or could be considered an affiliate of the Portfolio under certain limited circumstances by virtue of having a common investment adviser, common Officer, or common Trustee complies with Rule 17a-7. Under these procedures, each cross-trade is effected at the current market price to save costs where allowed. During the year ended December 31, 2017, the Portfolio engaged in cross trades amounting to $487,769 in purchases and $994,759 in sales, resulting in a net realized gain of $12,021. The net realized gain is included within the “Net Realized Gain/(Loss) on Investments” section of the Portfolio’s Statement of Operations.

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4. Federal Income Tax

The tax components of capital shown in the table below represent: (1) distribution requirements the Portfolio must satisfy under the income tax regulations; (2) losses or deductions the Portfolio may be able to offset against income and gains realized in future years; and (3) unrealized appreciation or depreciation of investments for federal income tax purposes.

The Portfolio has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

			Loss Deferrals		Other Book	Net Tax
Undistributed Ordinary Income	Undistributed Long-Term Gains	Accumulated Capital Losses	Late-Year Ordinary Loss	Post-October Capital Loss	to Tax Differences	Appreciation/ (Depreciation)
$ 330,539	$ -	$ (3,357)	$ -	$ -	$ -	$ 6,829,498

Accumulated capital losses noted below represent net capital loss carryovers, as of December 31, 2017, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.

Capital Loss Carryover Schedule
For the year ended December 31, 2017
No Expiration
Short-Term	Long-Term	Accumulated Capital Losses
$ (3,357)	$ -	$ (3,357)

During the year ended December 31, 2017, capital loss carryovers of $46,959 were utilized by the Portfolio.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of December 31, 2017 are noted below. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ 47,249,464	$ 6,829,498	$ -	$ 6,829,498

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers. Certain permanent differences such as tax returns of capital and net investment losses noted below have been reclassified to capital.

For the year ended December 31, 2017
Distributions
From Ordinary Income	From Long-Term Capital Gains	Tax Return of Capital	Net Investment Loss
$ 311,210	$ -	$ -	$ -

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5. Capital Share Transactions

	Year ended December 31, 2017		Period ended December 31, 2016(1)
	Shares	Amount	Shares	Amount

Shares sold	2,322,998	$27,646,602	1,747,004	$18,132,702
Reinvested dividends and distributions	25,479	311,210	-	-
Shares repurchased	(53,899)	(618,940)	(58,237)	(612,875)
Net Increase/(Decrease)	2,294,578	$27,338,872	1,688,767	$17,519,827
(1)	Period from April 7, 2016 (inception date) through December 31, 2016.

6. Purchases and Sales of Investment Securities

For the year ended December 31, 2017, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:

Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$29,482,293	$ 2,267,922	$ -	$ -

7. Merger Related Matters

On October 3, 2016, Janus Capital Group Inc. (“JCGI”), the direct parent of Janus Capital, the investment adviser to the Portfolio, and Henderson Group plc (“Henderson”) announced that they had entered into an Agreement and Plan of Merger (“Merger Agreement”) relating to the strategic combination of Henderson and JCGI (the “Merger”). Pursuant to the Merger Agreement, a newly formed, direct wholly-owned subsidiary of Henderson merged with and into JCGI, with JCGI as the surviving corporation and a direct wholly-owned subsidiary of Henderson.

The consummation of the Merger may have been deemed to cause an “assignment” (as defined in the 1940 Act) of the advisory agreement between the Portfolio and Janus Capital. As a result, the consummation of the Merger may have caused the pre-merger investment advisory agreement to terminate automatically in accordance with its terms.

On October 24, 2016, the Trustees approved, subject to shareholder approval, a new investment advisory agreement between the Portfolio and Janus Capital in order to permit Janus Capital to continue providing advisory services to the Portfolio following the closing of the Merger (“Post-Merger Advisory Agreement”). At the same meeting, the Trustees approved submitting the Post-Merger Advisory Agreement to Portfolio shareholders for approval.

On March 17, 2017, Portfolio shareholders approved the Post-Merger Advisory Agreement, which took effect upon the consummation of the Merger on May 30, 2017.

8. Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to December 31, 2017 and through the date of issuance of the Portfolio’s financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Portfolio’s financial statements.

20	DECEMBER 31, 2017

Protective Life Dynamic Allocation Series - Growth Portfolio

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Clayton Street Trust and Shareholders of Protective Life Dynamic Allocation Series- Growth Portfolio:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Protective Life Dynamic Allocation Series- Growth Portfolio (one of the portfolios constituting Clayton Street Trust, referred to hereafter as the “Portfolio”) as of December 31, 2017, the related statement of operations for the year ended December 31, 2017, and the statements of changes in net assets and the financial highlights for the year ended December 31, 2017 and for the period April 7, 2016 (commencement of operations) through December 31, 2016, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2017, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year ended December 31, 2017 and for the period April 7, 2016 (commencement of operations) through December 31, 2016 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Denver, Colorado
February 16, 2018

We have served as the auditor of one or more investment companies in Janus Henderson Funds since 1990.

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Protective Life Dynamic Allocation Series - Growth Portfolio

Additional Information (unaudited)

Proxy Voting Policies and Voting Record

A description of the policies and procedures that the Portfolio uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-0020 (toll free); (ii) on the Portfolio’s website at janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Holdings

The Portfolio files its complete portfolio holdings (schedule of investments) with the SEC for the first and third quarters of each fiscal year on Form N-Q within 60 days of the end of such fiscal quarter. The Portfolio’s Form N-Q: (i) is available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) is available without charge, upon request, by calling Janus Henderson at 1-800-525-0020 (toll free).

22	DECEMBER 31, 2017

Protective Life Dynamic Allocation Series - Growth Portfolio

Useful Information About Your Portfolio Report (unaudited)

Management Commentary

The Management Commentary in this report includes valuable insight as well as statistical information to help you understand how your Portfolio’s performance and characteristics stack up against those of comparable indices.

If the Portfolio invests in foreign securities, this report may include information about country exposure. Country exposure is based primarily on the country of risk. A company may be allocated to a country based on other factors such as location of the company’s principal office, the location of the principal trading market for the company’s securities, or the country where a majority of the company’s revenues are derived.

Please keep in mind that the opinions expressed in the Management Commentary are just that: opinions. They are a reflection based on best judgment at the time this report was compiled, which was December 31, 2017. As the investing environment changes, so could opinions. These views are unique and are not necessarily shared by fellow employees or by Janus Henderson in general.

Performance Overviews

Performance overview graphs compare the performance of a hypothetical $10,000 investment in the Portfolio with one or more widely used market indices. When comparing the performance of the Portfolio with an index, keep in mind that market indices are not available for investment and do not reflect deduction of expenses.

Average annual total returns are quoted for a Portfolio with more than one year of performance history. Average annual total return is calculated by taking the growth or decline in value of an investment over a period of time, including reinvestment of dividends and distributions, then calculating the annual compounded percentage rate that would have produced the same result had the rate of growth been constant throughout the period. Average annual total return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemptions of Portfolio shares.

Cumulative total returns are quoted for a Portfolio with less than one year of performance history. Cumulative total return is the growth or decline in value of an investment over time, independent of the period of time involved. Cumulative total return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemptions of Portfolio shares.

Pursuant to federal securities rules, expense ratios shown in the performance chart reflect subsidized (if applicable) and unsubsidized ratios. The total annual fund operating expenses ratio is gross of any fee waivers, reflecting the Portfolio’s unsubsidized expense ratio. The net annual fund operating expenses ratio (if applicable) includes contractual waivers of Janus Capital and reflects the Portfolio’s subsidized expense ratio. Ratios may be higher or lower than those shown in the “Financial Highlights” in this report.

Schedule of Investments

Following the performance overview section is the Portfolio’s Schedule of Investments. This schedule reports the types of securities held in the Portfolio on the last day of the reporting period. Securities are usually listed by type (common stock, corporate bonds, U.S. Government obligations, etc.) and by industry classification (banking, communications, insurance, etc.). Holdings are subject to change without notice.

The value of each security is quoted as of the last day of the reporting period. The value of securities denominated in foreign currencies is converted into U.S. dollars.

If the Portfolio invests in foreign securities, it will also provide a summary of investments by country. This summary reports the Portfolio exposure to different countries by providing the percentage of securities invested in each country. The country of each security represents the country of risk. The Portfolio’s Schedule of Investments relies upon the industry group and country classifications published by Barclays and/or MSCI Inc.

Tables listing details of individual forward currency contracts, futures, written options, swaptions, and swaps follow the Portfolio’s Schedule of Investments (if applicable).

Statement of Assets and Liabilities

This statement is often referred to as the “balance sheet.” It lists the assets and liabilities of the Portfolio on the last day of the reporting period.

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Protective Life Dynamic Allocation Series - Growth Portfolio

Useful Information About Your Portfolio Report (unaudited)

The Portfolio’s assets are calculated by adding the value of the securities owned, the receivable for securities sold but not yet settled, the receivable for dividends declared but not yet received on securities owned, and the receivable for Portfolio shares sold to investors but not yet settled. The Portfolio’s liabilities include payables for securities purchased but not yet settled, Portfolio shares redeemed but not yet paid, and expenses owed but not yet paid. Additionally, there may be other assets and liabilities such as unrealized gain or loss on forward currency contracts.

The section entitled “Net Assets Consist of” breaks down the components of the Portfolio’s net assets. Because the Portfolio must distribute substantially all earnings, you will notice that a significant portion of net assets is shareholder capital.

The last section of this statement reports the net asset value (“NAV”) per share on the last day of the reporting period. The NAV is calculated by dividing the Portfolio’s net assets for each share class (assets minus liabilities) by the number of shares outstanding.

Statement of Operations

This statement details the Portfolio’s income, expenses, realized gains and losses on securities and currency transactions, and changes in unrealized appreciation or depreciation of Portfolio holdings.

The first section in this statement, entitled “Investment Income,” reports the dividends earned from securities and interest earned from interest-bearing securities in the Portfolio.

The next section reports the expenses incurred by the Portfolio, including the advisory fee paid to the investment adviser, transfer agent fees and expenses, and printing and postage for mailing statements, financial reports and prospectuses. Expense offsets and expense reimbursements, if any, are also shown.

The last section lists the amounts of realized gains or losses from investment and foreign currency transactions, and changes in unrealized appreciation or depreciation of investments and foreign currency-denominated assets and liabilities. The Portfolio will realize a gain (or loss) when it sells its position in a particular security. A change in unrealized gain (or loss) refers to the change in net appreciation or depreciation of the Portfolio during the reporting period. “Net Realized and Unrealized Gain/(Loss) on Investments” is affected both by changes in the market value of Portfolio holdings and by gains (or losses) realized during the reporting period.

Statements of Changes in Net Assets

These statements report the increase or decrease in the Portfolio’s net assets during the reporting period. Changes in the Portfolio’s net assets are attributable to investment operations, dividends and distributions to investors, and capital share transactions. This is important to investors because it shows exactly what caused the Portfolio’s net asset size to change during the period.

The first section summarizes the information from the Statement of Operations regarding changes in net assets due to the Portfolio’s investment operations. The Portfolio’s net assets may also change as a result of dividend and capital gains distributions to investors. If investors receive their dividends and/or distributions in cash, money is taken out of the Portfolio to pay the dividend and/or distribution. If investors reinvest their dividends and/or distributions, the Portfolio’s net assets will not be affected. If you compare the Portfolio’s “Net Decrease from Dividends and Distributions” to “Reinvested Dividends and Distributions,” you will notice that dividends and distributions have little effect on the Portfolio’s net assets. This is because the majority of the Portfolio’s investors reinvest their dividends and/or distributions.

The reinvestment of dividends and distributions is included under “Capital Share Transactions.” “Capital Shares” refers to the money investors contribute to the Portfolio through purchases or withdrawals via redemptions. The Portfolio’s net assets will increase and decrease in value as investors purchase and redeem shares from the Portfolio.

Financial Highlights

This schedule provides a per-share breakdown of the components that affect the Portfolio’s NAV for current and past reporting periods as well as total return, asset size, ratios, and portfolio turnover rate.

The first line in the table reflects the NAV per share at the beginning of the reporting period. The next line reports the net investment income/(loss) per share. Following is the per share total of net gains/(losses), realized and unrealized. Per share dividends and distributions to investors are then subtracted to arrive at the NAV per share at the end of the

24	DECEMBER 31, 2017

Protective Life Dynamic Allocation Series - Growth Portfolio

Useful Information About Your Portfolio Report (unaudited)

period. The next line reflects the total return for the period. Also included are ratios of expenses and net investment income to average net assets.

The Portfolio’s expenses may be reduced through expense offsets and expense reimbursements. The ratios shown reflect expenses before and after any such offsets and reimbursements.

The ratio of net investment income/(loss) summarizes the income earned less expenses, divided by the average net assets of the Portfolio during the reporting period. Do not confuse this ratio with the Portfolio’s yield. The net investment income ratio is not a true measure of the Portfolio’s yield because it does not take into account the dividends distributed to the Portfolio’s investors.

The next figure is the portfolio turnover rate, which measures the buying and selling activity in the Portfolio. Portfolio turnover is affected by market conditions, changes in the asset size of the Portfolio, fluctuating volume of shareholder purchase and redemption orders, the nature of the Portfolio’s investments, and the investment style and/or outlook of the portfolio manager(s) and/or investment personnel. A 100% rate implies that an amount equal to the value of the entire portfolio was replaced once during the fiscal year; a 50% rate means that an amount equal to the value of half the portfolio is traded in a year; and a 200% rate means that an amount equal to the value of the entire portfolio is traded every six months.

Clayton Street Trust	25

Protective Life Dynamic Allocation Series - Growth Portfolio

Shareholder Meeting (unaudited)

A Special Meeting of Shareholders of the Portfolios was held on March 17, 2017.  At the meeting, the following matter was voted on and approved by the Shareholders.  Each vote reported represents one dollar of net asset value held on the record date for the meeting.  The results of the Special Meeting of Shareholders are noted below.

Proposals
1. To approve a new investment advisory agreement.

	Number of Votes ($)
Record Date Votes ($)	Affirmative	Against	Abstain	BVN	Total
18,265,946.294	17,888,154.989	0.000	0.000	0.000	17,888,154.989

Percentage of Total Outstanding Votes (%)					Percentage Voted (%)
Affirmative	Against	Abstain	BVN	Total	Affirmative	Against	Abstain	BVN	Total
97.932	0.000	0.000	0.000	97.932	100.000	0.000	0.000	0.000	100.000

26	DECEMBER 31, 2017

Protective Life Dynamic Allocation Series - Growth Portfolio

Designation Requirements (unaudited)

For federal income tax purposes, the Portfolio designated the following for the year ended December 31, 2017:

Foreign Taxes Paid	$28,926
Foreign Source Income	$251,242

Clayton Street Trust	27

Protective Life Dynamic Allocation Series - Growth Portfolio

Trustees and Officers (unaudited)

The Portfolio’s Statement of Additional Information includes additional information about the Trustees and officers and is available, without charge, by calling 1-877-335-2687.

The following are the Trustees and officers of the Trust, together with a brief description of their principal occupations during the last five years (principal occupations for certain Trustees may include periods over five years).

Each Trustee has served in that capacity since he or she was originally elected or appointed. The Trustees do not serve a specified term of office. Each Trustee will hold office until the termination of the Trust or his or her earlier death, resignation, retirement, incapacity, or removal. Under the Portfolio’s Governance Procedures and Guidelines, the policy is for Trustees to retire no later than the end of the calendar year in which the Trustee turns 75. The Trustees review the Portfolio’s Governance Procedures and Guidelines from time to time and may make changes they deem appropriate. The Portfolio’s Nominating and Governance Committee will consider nominees for the position of Trustee recommended by shareholders. Shareholders may submit the name of a candidate for consideration by the Committee by submitting their recommendations to the Trust’s Secretary. Each Trustee is currently a Trustee of one other registered investment company advised by Janus Capital: Janus Detroit Street Trust. Collectively, these two registered investment companies consist of 12 series or funds.

The Trust’s officers are elected annually by the Trustees for a one-year term. Certain officers also serve as officers of Janus Detroit Street Trust. Certain officers of the Portfolio may also be officers and/or directors of Janus Capital. Except as otherwise disclosed, Portfolio officers receive no compensation from the Portfolio, except for the Portfolio’s Chief Compliance Officer, as authorized by the Trustees.

28	DECEMBER 31, 2017

Protective Life Dynamic Allocation Series - Growth Portfolio

Trustees and Officers (unaudited)

TRUSTEES
Name, Address, and Age	Positions Held with the Trust	Length of Time Served	Principal Occupations During the Past Five Years	Number of Portfolios/Funds in Fund Complex Overseen by Trustee*	Other Directorships Held by Trustee During the Past Five Years
Independent Trustees
Clifford J. Weber 151 Detroit Street Denver, CO 80206 DOB: 1963	Chairman Trustee	2/16-Present 2/16-Present	Owner, Financial Products Consulting Group LLC (consulting services to financial institutions) (since 2015). Formerly, Executive Vice President of Global Index and Exchange-Traded Products, NYSE Market, Inc., a subsidiary of Intercontinental Exchange (ETF/ETP listing exchange) (2013-2015) and Executive Vice President and Head of Strategy and Product Development, NYSE Liffe U.S., a division of NYSE Euronext (U.S. futures exchange) (2008-2013).	12

Independent Trustee Chairman, Clough Funds Trust (investment company) (since 2015), Independent Trustee, Clough Dividend and Income Fund (investment company) (since 2017), Independent Trustee, Clough Global Opportunities Fund (investment company) (since 2017), Independent Trustee, Clough Global Equity Fund (investment company) (since 2017), and Independent Trustee Chairman, Elevation ETF Trust (investment company) (since 2016).

Clayton Street Trust	29

Protective Life Dynamic Allocation Series - Growth Portfolio

Trustees and Officers (unaudited)

TRUSTEES
Name, Address, and Age	Positions Held with the Trust	Length of Time Served	Principal Occupations During the Past Five Years	Number of Portfolios/Funds in Fund Complex Overseen by Trustee*	Other Directorships Held by Trustee During the Past Five Years
Independent Trustees
Maureen T. Upton 151 Detroit Street Denver, CO 80206 DOB: 1965	Trustee	2/16-Present	Principal, Maureen Upton Ltd. (consulting services to developers of major infrastructure projects and investors) (since 2017). Formerly, Principal Consultant, SRK Consulting (U.S.), Inc. (consulting services to global mining, energy and water resource industries) (2015-2017) and Founder and Principal, Resource Initiatives LLC (sustainability consulting firm) (2006-2015).	12	Director, Denver Metro Leadership Foundation (non-profit organization) (2012-2014).
Jeffrey B. Weeden 151 Detroit Street Denver, CO 80206 DOB: 1956	Trustee	2/16-Present	Senior Advisor, BayBoston Capital LP (investment fund in banks and bank holdings companies) (since 2015). Formerly, Management Advisor, BoxCast, Inc. (technology start-up company) (2014- 2017) and Senior Executive Vice President and Chief Financial Officer, KeyCorp (financial services) (2002-2013).	12	Director, State Farm Bank (banking) (since 2014).

30	DECEMBER 31, 2017

Protective Life Dynamic Allocation Series - Growth Portfolio

Trustees and Officers (unaudited)

Interested Trustee
Michael Drew Elder** 151 Detroit Street Denver, CO 80206 DOB: 1970	Trustee	8/15-Present	Executive Vice President and Head of U.S. Intermediary Distribution, Janus Capital (since 2014) and President, Janus Distributors LLC (broker- dealer) (since 2014). Formerly, Senior Vice President, Janus Capital (2007-2014).	12	Director, Perkins Investment Management LLC (since 2014).
* Each Trustee also serves as a trustee to the Janus Detroit Street Trust, which is currently comprised of nine funds.
** Michael Drew Elder is an Interested Trustee because of his employment with Janus Capital.

Clayton Street Trust	31

Protective Life Dynamic Allocation Series - Growth Portfolio

Trustees and Officers (unaudited)

OFFICERS
Name, Address, and Age	Positions Held with the Trust	Term of Office* and Length of Time Served	Principal Occupations During the Past Five Years
Bruce L. Koepfgen 151 Detroit Street Denver, CO 80206 DOB: 1952	President and Chief Executive Officer	2/16-Present

Head of North America at Janus Henderson Investors and Janus Capital Management LLC (since 2017); Executive Vice President and Director of Janus International Holding LLC (since 2011); Executive Vice President of Janus Distributors LLC (since 2011); Vice President and Director of INTECH Investment Management LLC (since 2011); Executive Vice President and Director of Perkins Investment Management LLC (since 2011); and Executive Vice President and Director of Janus Management Holdings Corporation (since 2011). Formerly, President of Janus Capital Group Inc. and Janus Capital Management LLC (2013-2017); Executive Vice President of Janus Services LLC (2011-2015), Janus Capital Group Inc. and Janus Capital Management LLC (2011-2013); and Chief Financial Officer of Janus Capital Group Inc., Janus Capital Management LLC, Janus Distributors LLC, Janus Management Holdings Corporation, and Janus Services LLC (2011-2013).

Susan K. Wold 151 Detroit Street Denver, CO 80206 DOB: 1960	Vice President, Chief Compliance Officer, and Anti-Money Laundering Officer	9/17-Present

Senior Vice President and Head of Compliance, North America for Janus Henderson (since September 2017); Formerly, Vice President, Head of Global Corporate Compliance, and Chief
Compliance Officer for Janus Capital Management LLC (May 2017-September 2017); Vice President, Compliance at Janus Capital Group Inc. and Janus Capital Management LLC (2005-2017).

32	DECEMBER 31, 2017

Protective Life Dynamic Allocation Series - Growth Portfolio

Trustees and Officers (unaudited)

OFFICERS
Name, Address, and Age	Positions Held with the Trust	Term of Office* and Length of Time Served	Principal Occupations During the Past Five Years
Jesper Nergaard 151 Detroit Street Denver, CO 80206 DOB: 1962	Vice President, Chief Financial Officer, Treasurer, and Principal Accounting Officer	2/16-Present	Vice President of Janus Capital and Janus Services LLC.
Kathryn L. Santoro 151 Detroit Street Denver, CO 80206 DOB: 1974	Vice President, Secretary and Chief Legal Counsel	1/17-Present

Vice President of Janus Capital and Janus Services LLC (since 2016). Formerly, Vice President and Associate Counsel of Curian Capital, LLC and Curian Clearing LLC (2013- 2016); and General Counsel and Secretary (2011-2012) and Vice President (2009-2012) of Old Mutual Capital, Inc.

* Officers are elected at least annually by the Trustees for a one-year term and may also be elected from time to time by the Trustees for an interim period.

Clayton Street Trust	33

This report is submitted for the general information of shareholders of the Portfolio. It is not an offer or solicitation for the Portfolio and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Janus Henderson and Janus are trademarks or registered trademarks of Janus Henderson Investors. © Janus Henderson Investors.  The name Janus Henderson Investors includes HGI Group Limited, Henderson Global Investors (Brand Management) Sarl and Janus International Holding LLC.

Protective Life Dynamic Allocation Series Portfolios are distributed by Janus Henderson Distributors and exclusively offered in connection with variable annuity contracts issued by Protective Life Insurance Company and its affiliates. Janus Henderson is not affiliated with Protective Life.

109-02-93065 02-18

ANNUAL REPORT December 31, 2017

Protective Life Dynamic Allocation Series - Moderate Portfolio

Clayton Street Trust

HIGHLIGHTS • Portfolio management perspective • Investment strategy behind your portfolio • Portfolio performance, characteristics and holdings

Protective Life Dynamic Allocation Series - Moderate Portfolio

Protective Life Dynamic Allocation Series - Moderate Portfolio (unaudited)

PORTFOLIO SNAPSHOT

This global asset allocation portfolio can help investors remove the emotion from investing by following a rules-based asset allocation process. The Portfolio looks to shift equity allocations to and from cash weekly based on market signals while maintaining consistent exposure to fixed-income assets, with a goal to grow assets over time while mitigating downside risk.

Edward K. Tom co-portfolio manager	Benjamin Wang co-portfolio manager	Scott M. Weiner co-portfolio manager

PERFORMANCE OVERVIEW

Protective Life Dynamic Allocation Series – Moderate Portfolio returned 15.42% for the 12-month period ending December 31, 2017. This compares with a return of 23.97% for its primary benchmark, the MSCI All Country World IndexSM, and 16.45% for its secondary benchmark, The Protective Life Moderate Allocation Index.

MARKET ENVIRONMENT

Global stocks delivered solid gains during the year. Partly fueling the rally was synchronized growth among major economies. Emerging markets, in aggregate, outpaced their developed market peers. Within advanced economies, returns registered by U.S. and Japanese benchmarks exceeded those of major European countries. The U.S. rally was bolstered by expectations that the Trump administration would champion a pro-growth agenda. Japanese shares rose during the autumn as Prime Minister Shinzo Abe strengthened his reform mandate in parliamentary elections. The UK’s Theresa May was less successful in a similar tactic as her party lost its parliamentary majority. Politics also cast a shadow on the continent as France, the Netherlands and Germany all held pivotal elections.

Global bond markets delivered steady gains. After experiencing a post-election sell-off in late 2016, Treasurys traded sideways as investors reassessed Washington’s ability to enact a pro-growth agenda. A steady decline in core inflation was a factor in the Federal Reserve (Fed) taking a pause in raising interest rates after its June meeting. That changed in September as the central bank telegraphed its desire to raise rates once more by the end of the year. Pressure was felt most in shorter-dated Treasurys, with the yield on the 2-year rising to 1.88%. Longer-dated securities fared better; the yield on the 10-year finished 2017 roughly flat, at 2.41%, and those on the 30-year slid to 2.74%. Spreads on both investment-grade and high-yield corporate credits narrowed considerably. In Europe, investors took into consideration the European Central Bank’s decision to extend its asset purchase program, albeit in smaller monthly increments, and the Bank of England’s first rate hike since the Global Financial Crisis.

PERFORMANCE DISCUSSION

For the period, the Portfolio underperformed its benchmarks, with its allocation to Japanese and Asia ex-Japan stocks generating the lowest returns followed by core U.S fixed income. The Portfolio’s allocation to U.S. and European stocks delivered the highest gains.

Thank you for investing in Protective Life Dynamic Allocation Portfolio Series – Moderate Portfolio.

Asset Allocation - (% of Net Assets)
Investment Companies	102.3%
Repurchase Agreements	0.1%
Other	(2.4)%
100.0%

Clayton Street Trust	1

Protective Life Dynamic Allocation Series - Moderate Portfolio (unaudited)

Performance

See important disclosures on the next page.

			Expense Ratios -
Average Annual Total Return - for the periods ended December 31, 2017			per the May 1, 2017 prospectus
	One Year	Since Inception*	Total Annual Fund Operating Expenses	Net Annual Fund Operating Expenses
Protective Life Dynamic Allocation Series - Moderate Portfolio	15.42%	11.29%	2.83%	0.90%
MSCI All Country World Index	23.97%	19.26%
Protective Life Moderate Allocation Index	16.45%	12.79%
Morningstar Quartile	2nd	3rd
Morningstar Ranking - based on total returns for Insurance Allocation--50% to 70% Equity Funds	112/358	261/351
Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call 800.456.6330.
Net expense ratios reflect the expense waiver, if any, contractually agreed to through May 1, 2018.

Investing involves risk and it is possible to lose money by investing.  Investment return and value will fluctuate in response to issuer, political, market and economic developments, which can affect a single issuer, issuers within an industry, economic sector or geographic region, or the market as a whole. Please see the prospectus for more information about risks, holdings and other details.

Performance of the Dynamic Allocation Series Portfolios depends on that of the underlying funds. They are subject to risk with respect to the aggregation of holdings of underlying funds which may result in increased volatility as a result of indirectly having concentrated assets in a particular industry, geographical sector, or single company.

No assurance can be given that the investment strategy will be successful under all or any market conditions. Janus Capital Management does not have prior experience using the methodology, a proprietary methodology co-developed by Janus Capital Management and Protective Life Insurance Company. Although it is designed to achieve the Portfolios’ investment objectives, there is no guarantee that it will achieve the desired results.

Returns shown do not represent actual returns since they do not include insurance charges. Returns shown would have been lower had they included insurance charges.

Returns include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemptions of Portfolio shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

See Financial Highlights for actual expense ratios during the reporting period.

2	DECEMBER 31, 2017

Protective Life Dynamic Allocation Series - Moderate Portfolio (unaudited)

Performance

Until three years from inception, expenses previously waived or reimbursed may be recovered if the expense ratio falls below certain limits.

When an expense waiver is in effect, it may have a material effect on the total return, and therefore the ranking for the period.

© 2017 Morningstar, Inc. All Rights Reserved.

There is no assurance that the investment process will consistently lead to successful investing.

See Notes to Schedule of Investments and Other Information for index definitions.

Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged and not available for direct investment.

See “Useful Information About Your Portfolio Report.”

Effective May 1, 2017, Edward Tom, Benjamin Wang and Scott Weiner are Co-Portfolio Managers of the Portfolio.

Effective 1/1/18, Edward Tom is no longer Portfolio Manager of the Portfolio.

*The Portfolio’s inception date – April 7, 2016

Clayton Street Trust	3

Protective Life Dynamic Allocation Series - Moderate Portfolio (unaudited)

Expense Examples

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; 12b-1 distribution and shareholder servicing fees; transfer agent fees and expenses payable pursuant to the Transfer Agency Agreement; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Additionally, for an analysis of the fees associated with an investment in the Portfolio or other similar funds, please visit www.finra.org/fundanalyzer.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as any charges at the separate account level or contract level. These fees are fully described in the Portfolio’s prospectus. Therefore, the hypothetical examples are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (7/1/17)	Ending Account Value (12/31/17)	Expenses Paid During Period (7/1/17 - 12/31/17)†	Beginning Account Value (7/1/17)	Ending Account Value (12/31/17)	Expenses Paid During Period (7/1/17 - 12/31/17)†	Net Annualized Expense Ratio (7/1/17 - 12/31/17)
	$1,000.00	$1,071.00	$3.81	$1,000.00	$1,021.53	$3.72	0.73%
†

Expenses Paid During Period is equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses in the examples include the effect of applicable fee waivers and/or expense reimbursements, if any. Had such waivers and/or reimbursements not been in effect, your expenses would have been higher. Please refer to the Notes to Financial Statements or the Portfolio’s prospectus for more information regarding waivers and/or reimbursements.

4	DECEMBER 31, 2017

Protective Life Dynamic Allocation Series - Moderate Portfolio

Schedule of Investments

December 31, 2017

Shares or Principal Amounts		Value
Investment Companies – 102.3%
Exchange-Traded Funds (ETFs) – 99.9%
iShares Core U.S. Aggregate Bond	348,692	$38,122,496
iShares MSCI All Country Asia ex Japan	49,893	3,805,838
iShares MSCI Japan	63,963	3,833,303
iShares MSCI United Kingdom#	206,597	7,400,305
iShares Russell 2000	70,785	10,791,881
PowerShares QQQ Trust Series 1	72,813	11,341,353
SPDR EURO STOXX 50#	172,081	7,005,417
SPDR S&P 500 Trust	112,363	29,985,190
		112,285,783
Investments Purchased with Cash Collateral from Securities Lending – 2.4%
Janus Cash Collateral Fund LLC, 1.2573%ºº,£	2,759,875	2,759,875
Total Investment Companies (cost $106,900,011)		115,045,658
Repurchase Agreements – 0.1%
Undivided interest of 0.1% in a joint repurchase agreement (principal amount $75,500,000 with a maturity value of $75,511,493) with Credit Agricole, New York, 1.3700%, dated 12/29/17, maturing 1/2/18 to be repurchased at $100,015 collateralized by $481,117 in U.S. Government Agencies 3.5000% - 4.0000%, 3/20/46 - 2/1/47 and $78,781,994 in U.S. Treasuries 0% - 1.5000%, 4/26/18 - 7/15/26 with a value of $77,010,001 (cost $100,000)	$100,000	100,000
Total Investments (total cost $107,000,011) – 102.4%		115,145,658
Liabilities, net of Cash, Receivables and Other Assets – (2.4)%		(2,697,699)
Net Assets – 100%		$112,447,959

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$103,912,050	90.3%
United Kingdom	7,400,305	6.4
Japan	3,833,303	3.3

Total	$115,145,658	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income(1)	Realized Gain/(Loss)(1)	Change in Unrealized Appreciation/ Depreciation(1)	Value at 12/31/17
Investment Companies – 2.4%
Investments Purchased with Cash Collateral from Securities Lending – 2.4%
Janus Cash Collateral Fund LLC, 1.2573%ºº	$12,239∆	$—	$—	$2,759,875

(1) For securities that were affiliated for a portion of the year ended December 31, 2017, this column reflects amounts for the entire year ended December 31, 2017 and not just the period in which the security was affiliated.

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

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Schedule of Investments

December 31, 2017

	Share Balance at 12/31/16	Purchases	Sales	Share Balance at 12/31/17
Investment Companies – 2.4%
Investments Purchased with Cash Collateral from Securities Lending – 2.4%
Janus Cash Collateral Fund LLC, 1.2573%ºº	—	100,613,064	(97,853,189)	2,759,875

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

6	DECEMBER 31, 2017

Protective Life Dynamic Allocation Series - Moderate Portfolio

Notes to Schedule of Investments and Other Information

MSCI All Country World IndexSM	MSCI All Country World IndexSM reflects the equity market performance of global developed and emerging markets.
Protective Life Moderate Allocation Index

Protective Life Moderate Allocation Index is an internally-calculated, hypothetical combination of total returns from the MSCI All Country World IndexSM (65%) and the Bloomberg Barclays Global Aggregate Bond Index (35%).

LLC	Limited Liability Company
SPDR	Standard & Poor's Depositary Receipt

ºº	Rate shown is the 7-day yield as of December 31, 2017.

#	Loaned security; a portion of the security is on loan at December 31, 2017.

£

The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of December 31, 2017. See Notes to Financial Statements for more information.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quotes Prices	Observable Inputs	Unobservable Inputs

Assets
Investments in Securities:
Investment Companies	$112,285,783	$2,759,875	$-
Repurchase Agreements	-	100,000	-
Total Assets	$112,285,783	$2,859,875	$-

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Statement of Assets and Liabilities

December 31, 2017

Assets:
Unaffiliated investments, at value(1)(2)	$112,285,783
Affiliated investments, at value(3)	2,759,875
Repurchase agreements, at value(4)	100,000
Cash	48,929
Receivables:
Portfolio shares sold	188,479
Dividends	146,410
Due from adviser	64,438
Other assets	2,003
Total Assets	115,595,917
Liabilities:
Collateral for securities loaned (Note 2)	2,759,875
Payables:	—
Investments purchased	256,485
Advisory fees	38,137
12b-1 Distribution and shareholder servicing fees	23,835
Professional fees	20,494
Transfer agent fees and expenses	9,771
Non-interested Trustees' fees and expenses	9,685
Portfolio administration fees	9,298
Portfolio shares repurchased	373
Custodian fees	56
Accrued expenses and other payables	19,949
Total Liabilities	3,147,958
Net Assets	$112,447,959
Net Assets Consist of:
Capital (par value and paid-in surplus)	$103,893,212
Undistributed net investment income/(loss)	538,356
Undistributed net realized gain/(loss) from investments	(129,256)
Unrealized net appreciation/(depreciation) of investments	8,145,647
Total Net Assets	$112,447,959
Net Assets	$112,447,959
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	9,418,240
Net Asset Value Per Share	$11.94

(1) Includes cost of $104,140,136.

(2) Includes $2,694,282 of securities on loan. See Note 2 in Notes to Financial Statements.

(3) Includes cost of $2,759,875.

(4) Includes cost of repurchase agreements of $100,000.

See Notes to Financial Statements.

8	DECEMBER 31, 2017

Protective Life Dynamic Allocation Series - Moderate Portfolio

Statement of Operations

For the year ended December 31, 2017

Investment Income:
Dividends	$1,496,487
Affiliated securities lending income, net	12,239
Interest	6,313
Total Investment Income	1,515,039
Expenses:
Advisory fees	260,689
12b-1 Distribution and shareholder servicing fees	162,931
Transfer agent administrative fees and expenses	65,172
Other transfer agent fees and expenses	1,155
Professional fees	106,861
Compliance Office fees	90,950
Portfolio administration fees	53,329
Non-interested Trustees’ fees and expenses	39,851
Custodian fees	5,582
Shareholder reports expense	1,002
Other expenses	28,802
Total Expenses	816,324
Less: Excess Expense Reimbursement and Waivers	(340,932)
Net Expenses	475,392
Net Investment Income/(Loss)	1,039,647
Net Realized Gain/(Loss) on Investments:
Investments	27,980
Total Net Realized Gain/(Loss) on Investments	27,980
Change in Unrealized Net Appreciation/Depreciation:
Investments	7,793,965
Total Change in Unrealized Net Appreciation/Depreciation	7,793,965
Net Increase/(Decrease) in Net Assets Resulting from Operations	$8,861,592

See Notes to Financial Statements.

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Statements of Changes in Net Assets

	Year ended December 31, 2017	Period ended December 31, 2016(1)

Operations:
Net investment income/(loss)	$1,039,647	$141,544
Net realized gain/(loss) on investments	27,980	(157,236)
Change in unrealized net appreciation/depreciation	7,793,965	351,682
Net Increase/(Decrease) in Net Assets Resulting from Operations	8,861,592	335,990
Dividends and Distributions to Shareholders:
Dividends from Net Investment Income	(642,835)	—
Capital Shares Transactions	79,467,208	24,426,004
Net Increase/(Decrease) in Net Assets	87,685,965	24,761,994
Net Assets:
Beginning of period	24,761,994	—
End of period	$112,447,959	$24,761,994

Undistributed Net Investment Income/(Loss)	$538,356	$141,544

(1) Period from April 7, 2016 (inception date) through December 31, 2016.

See Notes to Financial Statements.

10	DECEMBER 31, 2017

Protective Life Dynamic Allocation Series - Moderate Portfolio

Financial Highlights

For a share outstanding during the year or period ended December 31	2017	2016(1)
Net Asset Value, Beginning of Period	$10.43	$10.00
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.18	0.13
Net realized and unrealized gain/(loss)	1.42	0.30
Total from Investment Operations	1.60	0.43
Less Dividends and Distributions:
Dividends (from net investment income)	(0.09)	—
Distributions (from capital gains)	—	—
Total Dividends and Distributions	(0.09)	—
Net Asset Value, End of Period	$11.94	$10.43
Total Return*	15.42%	4.30%
Net Assets, End of Period (in thousands)	$112,448	$24,762
Average Net Assets for the Period (in thousands)	$65,001	$11,145
Ratios to Average Net Assets**:
Ratio of Gross Expenses(3)	1.26%	2.71%
Ratio of Net Expenses (After Waivers and Expense Offsets)(3)	0.73%	0.77%
Ratio of Net Investment Income/(Loss)(3)	1.60%	1.73%
Portfolio Turnover Rate	4%	55%

* Total return not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Period from April 7, 2016 (inception date) through December 31, 2016.

(2) Per share amounts are calculated based on average shares outstanding during the year or period.

(3) Ratios do not include indirect expenses of the underlying funds and/or investment companies in which the Portfolio invests.

See Notes to Financial Statements.

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Notes to Financial Statements

1. Organization and Significant Accounting Policies

Protective Life Dynamic Allocation Series - Moderate Portfolio (the “Portfolio”) is a series of Clayton Street Trust (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Portfolio operates as a “fund of funds,” meaning substantially all of the Portfolio’s assets will be invested in exchange-traded funds (the “underlying funds”). The Trust offers three portfolios with differing investment objectives and policies. The Portfolio seeks total return through growth of capital and income, balanced by capital preservation. The Portfolio is classified as nondiversified, as defined in the 1940 Act.

The Portfolio currently offers one class of shares. The shares are offered in connection with investment in and payments under variable annuity contracts issued exclusively by Protective Life Insurance Company and its affiliates ("Protective Life").

Underlying Funds

The Portfolio invests in a dynamic portfolio of exchange-traded funds across seven different equity asset classes, as well as fixed-income investments, and a cash allocation, including money market instruments. The equity asset classes are adjusted weekly based on market conditions pursuant to a proprietary, quantitative-based allocation program. Over the long term, and when fully invested, the Portfolio seeks to maintain an asset allocation of approximately 65% global equity investments and 35% fixed income investments. Additional details and descriptions of the investment objectives and strategies of each of the potential underlying funds are available in the Portfolio's prospectus.

The following accounting policies have been followed by the Portfolio and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Portfolio, including the underlying funds, are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). The values of the Portfolio's investments in the underlying funds are based upon the closing price of such underlying funds on the applicable exchange. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or are deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.

The Portfolio classifies each of its investments in underlying funds as Level 1, without consideration as to the classification level of the specific investments held by the underlying funds.

12	DECEMBER 31, 2017

Protective Life Dynamic Allocation Series - Moderate Portfolio

Notes to Financial Statements

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2017 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments and Other Information.

There were no transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period.. The Portfolio recognizes transfers between the levels as of the beginning of the fiscal year.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex dividend date. Any distributions from the underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Expenses

The Portfolio bears expenses incurred specifically on its behalf. Additionally, the Portfolio, as a shareholder in the underlying funds, will also indirectly bear its pro rata share of the expenses incurred by the underlying funds.

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Indemnifications

In the normal course of business, the Portfolio may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Portfolio’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Portfolio that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.

Dividends and Distributions

The Portfolio may make semiannual distributions of substantially all of its investment income and an annual distribution of its net realized capital gains (if any).

Federal Income Taxes

The Portfolio intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Portfolio’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements. The Portfolio is not aware of

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Notes to Financial Statements

any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

On December 22, 2017, the Tax Cuts and Jobs Act was signed into law. Currently, Management does not believe the bill will have a material impact on the Fund’s intention to continue to qualify as a regulated investment company, which is generally not subject to U.S. federal income tax.

2. Other Investments and Strategies

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the underlying funds, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the underlying funds’ ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Certain provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the underlying funds and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more "bailouts" from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). There is considerable uncertainty about how Brexit will be conducted, how negotiations of necessary treaties and trade agreements will proceed, or how financial markets will react. In addition, one or more other countries may also abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Portfolio’s or an underlying fund's investment portfolio and, in the longer term, could impair the ability of issuers in which the Portfolio or an underlying fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a

14	DECEMBER 31, 2017

Protective Life Dynamic Allocation Series - Moderate Portfolio

Notes to Financial Statements

particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Portfolio transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Portfolio (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Portfolio. The Portfolio may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Portfolio’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See the "Offsetting Assets and Liabilities" section of this Note for further details.

The Portfolio may be exposed to counterparty risk through its investments in certain securities, including, but not limited to, repurchase agreements and debt securities. The Portfolio intends to enter into financial transactions with counterparties that Janus Capital Management LLC ("Janus Capital") believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Portfolio focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Exchange-Traded Funds

ETFs are typically open-end investment companies, which may be actively managed or passively managed. Passive managed ETFs generally seek to track the performance of a specific index. ETFs are traded on a national securities exchange at market prices that may vary from the NAV of their underlying investments. Accordingly, there may be times when an ETF trades at a premium or discount. As a result, the Portfolio may pay more or less than NAV when it buys ETF shares, and may receive more or less than NAV when it sells those shares. ETFs also involve the risk that an active trading market for an ETF’s shares may not develop or be maintained. Similarly, because the value of ETF shares depends on the demand in the market, the Portfolio may not be able to purchase or sell an ETF at the most optimal time, which could adversely affect the Portfolio’s performance. In addition, ETFs that track particular indices may be unable to match the performance of such underlying indices due to the temporary unavailability of certain index securities in the secondary market or other factors, such as discrepancies with respect to the weighting of securities.

Offsetting Assets and Liabilities

The Portfolio presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.

All repurchase agreements are transacted under legally enforceable master repurchase agreements that give the Portfolio, in the event of default by the counterparty, the right to liquidate securities held and to offset receivables and payables with the counterparty. For financial reporting purposes, the Portfolio does not offset financial instruments' payables and receivables and related collateral on the Statement of Assets and Liabilities. Repurchase agreements held by the Portfolio are fully collateralized, and such collateral is in the possession of the Portfolio’s custodian or, for tri-party agreements, the custodian designated by the agreement. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest.

Deutsche Bank AG acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodian functions in accordance with the Agency Securities Lending and Repurchase Agreement. For financial reporting purposes, the Portfolio does not offset financial instruments' payables and receivables and related collateral on the Statement of Assets and Liabilities. Securities on loan will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Upon receipt of cash collateral, Janus Capital intends to invest the cash collateral in a cash management vehicle for which Janus Capital serves as investment adviser, Janus Cash Collateral Fund LLC. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the

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Notes to Financial Statements

close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.

The following table presents gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see the Portfolio's Schedule of Investments.

Offsetting of Financial Assets and Derivative Assets

	Gross Amounts
	of Recognized	Offsetting Asset	Collateral
Counterparty	Assets	or Liability(a)	Pledged(b)	Net Amount

Credit Agricole, New York	$100,000	$—	$(100,000)	$—
Deutsche Bank AG	2,694,282	—	(2,694,282)	—

Total	$2,794,282	$—	$(2,794,282)	$—
(a)

Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

Repurchase Agreements

The Portfolio and other funds advised by Janus Capital or its affiliates may transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in money market instruments and the proceeds are allocated to the participating funds on a pro rata basis.

Repurchase agreements held by the Portfolio are fully collateralized, and such collateral is in the possession of the Portfolio’s custodian or, for tri-party agreements, the custodian designated by the agreement. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Securities Lending

Under procedures adopted by the Trustees, the Portfolio may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. Deutsche Bank AG acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodian functions in accordance with the Agency Securities Lending and Repurchase Agreement. The Portfolio may lend portfolio securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Portfolio is unable to recover a security on loan, the Portfolio may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Portfolio.

Upon receipt of cash collateral, Janus Capital may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. Janus Capital currently intends to invest the cash collateral in a cash management vehicle for which Janus Capital serves as investment adviser, Janus Cash Collateral Fund LLC. An investment in Janus Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Portfolio to violate its agreement to return the cash collateral to a borrower in a timely

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Notes to Financial Statements

manner. As adviser to the Portfolio and Janus Cash Collateral Fund LLC, Janus Capital has an inherent conflict of interest as a result of its fiduciary duties to both the Portfolio and Janus Cash Collateral Fund LLC. Additionally, Janus Capital receives an investment advisory fee of 0.05% for managing Janus Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Portfolio may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.

The cash collateral invested by Janus Capital is disclosed in the Schedule of Investments (if applicable). Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations. As of December 31, 2017, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $2,694,282. Gross amounts of recognized liabilities for securities lending (collateral received) as of December 31, 2017 is $2,759,875, resulting in the net amount due to the counterparty of $65,593.

3. Investment Advisory Agreements and Other Transactions with Affiliates

The Portfolio pays Janus Capital an investment advisory fee which is calculated daily and paid monthly. The Portfolio’s contractual investment advisory fee rate (expressed as an annual rate) is 0.40% of its average daily net assets.

Janus Capital has contractually agreed to waive the advisory fee payable by the Portfolio or reimburse expenses in an amount equal to the amount, if any, that the Portfolio’s normal operating expenses including the investment advisory fee, but excluding the 12b-1 distribution and shareholder servicing fees, administrative services fees payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes and extraordinary expenses, exceed the annual rate of 0.55% of the Portfolio’s average daily net assets. Janus Capital has agreed to continue the waiver until at least May 1, 2018. If applicable, amounts reimbursed to the Portfolio by Janus Capital are disclosed as “Excess Expense Reimbursement” on the Statement of Operations.

Janus Capital may recover from the Portfolio fees and expenses previously waived or reimbursed during the period beginning with the Portfolio’s commencement of operations and expiring on the third anniversary of the commencement of operations. Janus Capital may elect to recoup such amounts only if: (i) recoupment is obtained within three years from the date an amount is waived or reimbursed to the Portfolio, and (ii) the Portfolio’s expense ratio at the time of recoupment, inclusive of the recoupment amounts, does not exceed the expense limit at the time of waiver or at the time of recoupment. If applicable, this amount is disclosed as “Recoupment expense” on the Statement of Operations. During the year ended December 31, 2017, Janus Capital reimbursed the Portfolio $340,932 of fees and expenses that are eligible for recoupment. As of December 31, 2017, the aggregate amount of recoupment that may potentially be made to Janus Capital is $499,711. The recoupment of such reimbursements expires April 7, 2019.

Janus Services LLC (“Janus Services”), a wholly-owned subsidiary of Janus Capital, is the Portfolio’s transfer agent. In addition, Janus Services provides or arranges for the provision of certain other administrative services including, but not limited to, recordkeeping, accounting, order processing, and other shareholder services for the Portfolio. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.

Janus Services receives an administrative services fee at an annual rate of 0.10% of the Portfolio’s average daily net assets for providing, or arranging for the provision by Protective Life of administrative services, including recordkeeping, subaccounting, order processing, or other shareholder services provided on behalf of shareholders of the Portfolio. Janus Services expects to use this entire fee to compensate Protective Life for providing these services to its customers who invest in the Portfolio. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.

Services provided by Protective Life may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing contract holders, answering inquiries regarding accounts, and other administrative services. Order processing

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Notes to Financial Statements

includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with Janus Capital.

Under a distribution and shareholder servicing plan (the “Plan”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Portfolio may pay the Trust’s distributor, Janus Distributors LLC dba Janus Henderson Distributors (“Janus Henderson Distributors”), a wholly-owned subsidiary of Janus Capital, a fee at an annual rate of up to 0.25% of the average daily net assets of the Portfolio. Under the terms of the Plan, the Trust is authorized to make payments to Janus Distributors for remittance to Protective Life or other intermediaries as compensation for distribution and/or shareholder services performed by Protective Life or its agents, or by such intermediary. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations. Payments under the Plan are not tied exclusively to actual 12b-1 distribution and servicing fees, and the payments may exceed 12b-1 distribution and servicing fees actually incurred. If any of the Portfolio’s actual 12b-1 distribution and servicing fees incurred during a calendar year are less than the payments made during a calendar year, the Portfolio will be refunded the difference. Refunds, if any, are included in “12b-1 Distribution and shareholder servicing fees” in the Statement of Operations.

Janus Capital furnishes certain administration, compliance, and accounting services to the Portfolio including providing office space for the Fund and providing personnel to serve as officers to the Fund. The Fund reimburses Janus Capital for certain of its costs in providing these services (to the extent Janus Capital seeks reimbursement and such costs are not otherwise waived). Janus Capital provides office space for the Portfolio. Some expenses related to compensation payable to the Janus Henderson funds’ Chief Compliance Officer and compliance staff are shared with the Portfolio. These costs include some or all of the salaries, fees, and expenses of Janus Capital employees and Portfolio officers, including the Fund’s Chief Compliance Officer and compliance staff, who provide specified administration and compliance services to the Portfolio. The Portfolio pays these costs based on out-of-pocket expenses incurred by Janus Capital, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services Janus Capital provides to the Portfolio. These amounts are disclosed as “Portfolio administration fees” on the Statement of Operations. Total compensation of $209,202 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the year ended December 31, 2017. The Portfolio's portion is reported as part of “Compliance Office fees” on the Statement of Operations.

The Portfolio is permitted to purchase or sell securities (“cross-trade”) between itself and other funds or accounts managed by Janus Capital in accordance with Rule 17a-7 under the Investment Company Act of 1940 (“Rule 17a-7”), when the transaction is consistent with the investment objectives and policies of the Portfolio and in accordance with the Internal Cross Trade Procedures adopted by the Trust’s Board of Trustees. These procedures have been designed to ensure that any cross-trade of securities by the Portfolio from or to another fund or account that is or could be considered an affiliate of the Portfolio under certain limited circumstances by virtue of having a common investment adviser, common Officer, or common Trustee complies with Rule 17a-7. Under these procedures, each cross-trade is effected at the current market price to save costs where allowed. During the year ended December 31, 2017, the Portfolio engaged in cross trades amounting to $2,005,265 in purchases and $324,144 in sales, resulting in a net realized loss of $5,396. The net realized loss is included within the “Net Realized Gain/(Loss) on Investments” section of the Portfolio’s Statement of Operations.

4. Federal Income Tax

The tax components of capital shown in the table below represent: (1) distribution requirements the Portfolio must satisfy under the income tax regulations; (2) losses or deductions the Portfolio may be able to offset against income and gains realized in future years; and (3) unrealized appreciation or depreciation of investments for federal income tax purposes.

The Portfolio has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

			Loss Deferrals		Other Book	Net Tax
Undistributed Ordinary Income	Undistributed Long-Term Gains	Accumulated Capital Losses	Late-Year Ordinary Loss	Post-October Capital Loss	to Tax Differences	Appreciation/ (Depreciation)
$ 538,356	$ 11,837	$ -	$ -	$ -	$ -	$ 8,004,553

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Notes to Financial Statements

During the year ended December 31, 2017, capital loss carryovers of $47,263 were utilized by the Portfolio.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of December 31, 2017 are noted below. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ 107,141,105	$ 8,097,966	$ (93,413)	$ 8,004,553

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers. Certain permanent differences such as tax returns of capital and net investment losses noted below have been reclassified to capital.

For the year ended December 31, 2017
Distributions
From Ordinary Income	From Long-Term Capital Gains	Tax Return of Capital	Net Investment Loss
$ 642,835	$ -	$ -	$ -

5. Capital Share Transactions

	Year ended December 31, 2017		Period ended December 31, 2016(1)
	Shares	Amount	Shares	Amount

Shares sold	7,029,850	$79,286,224	2,735,536	$28,082,967
Reinvested dividends and distributions	55,714	642,835	-	-
Shares repurchased	(42,382)	(461,851)	(360,478)	(3,656,963)
Net Increase/(Decrease)	7,043,182	$79,467,208	2,375,058	$24,426,004
(1)	Period from April 7, 2016 (inception date) through December 31, 2016.

6. Purchases and Sales of Investment Securities

For the year ended December 31, 2017, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:

Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$81,979,514	$ 2,392,623	$ -	$ -

7. Merger Related Matters

On October 3, 2016, Janus Capital Group Inc. (“JCGI”), the direct parent of Janus Capital, the investment adviser to the Portfolio, and Henderson Group plc (“Henderson”) announced that they had entered into an Agreement and Plan of Merger (“Merger Agreement”) relating to the strategic combination of Henderson and JCGI (the “Merger”). Pursuant to the Merger Agreement, a newly formed, direct wholly-owned subsidiary of Henderson merged with and into JCGI, with JCGI as the surviving corporation and a direct wholly-owned subsidiary of Henderson.

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Notes to Financial Statements

The consummation of the Merger may have been deemed to cause an “assignment” (as defined in the 1940 Act) of the advisory agreement between the Portfolio and Janus Capital. As a result, the consummation of the Merger may have caused the pre-merger investment advisory agreement to terminate automatically in accordance with its terms.

On October 24, 2016, the Trustees approved, subject to shareholder approval, a new investment advisory agreement between the Portfolio and Janus Capital in order to permit Janus Capital to continue providing advisory services to the Portfolio following the closing of the Merger (“Post-Merger Advisory Agreement”). At the same meeting, the Trustees approved submitting the Post-Merger Advisory Agreement to Portfolio shareholders for approval.

On March 17, 2017, Portfolio shareholders approved the Post-Merger Advisory Agreement, which took effect upon the consummation of the Merger on May 30, 2017.

8. Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to December 31, 2017 and through the date of issuance of the Portfolio’s financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Portfolio’s financial statements.

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Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Clayton Street Trust and Shareholders of Protective Life Dynamic Allocation Series- Moderate Portfolio:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Protective Life Dynamic Allocation Series- Moderate Portfolio (one of the portfolios constituting Clayton Street Trust, referred to hereafter as the “Portfolio”) as of December 31, 2017, the related statement of operations for the year ended December 31, 2017, and the statements of changes in net assets and the financial highlights for the year ended December 31, 2017 and for the period April 7, 2016 (commencement of operations) through December 31, 2016, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2017, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year ended December 31, 2017 and for the period April 7, 2016 (commencement of operations) through December 31, 2016 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Denver, Colorado
February 16, 2018

We have served as the auditor of one or more investment companies in Janus Henderson Funds since 1990.

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Additional Information (unaudited)

Proxy Voting Policies and Voting Record

A description of the policies and procedures that the Portfolio uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-0020 (toll free); (ii) on the Portfolio’s website at janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Holdings

The Portfolio files its complete portfolio holdings (schedule of investments) with the SEC for the first and third quarters of each fiscal year on Form N-Q within 60 days of the end of such fiscal quarter. The Portfolio’s Form N-Q: (i) is available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) is available without charge, upon request, by calling Janus Henderson at 1-800-525-0020 (toll free).

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Useful Information About Your Portfolio Report (unaudited)

Management Commentary

The Management Commentary in this report includes valuable insight as well as statistical information to help you understand how your Portfolio’s performance and characteristics stack up against those of comparable indices.

If the Portfolio invests in foreign securities, this report may include information about country exposure. Country exposure is based primarily on the country of risk. A company may be allocated to a country based on other factors such as location of the company’s principal office, the location of the principal trading market for the company’s securities, or the country where a majority of the company’s revenues are derived.

Please keep in mind that the opinions expressed in the Management Commentary are just that: opinions. They are a reflection based on best judgment at the time this report was compiled, which was December 31, 2017. As the investing environment changes, so could opinions. These views are unique and are not necessarily shared by fellow employees or by Janus Henderson in general.

Performance Overviews

Performance overview graphs compare the performance of a hypothetical $10,000 investment in the Portfolio with one or more widely used market indices. When comparing the performance of the Portfolio with an index, keep in mind that market indices are not available for investment and do not reflect deduction of expenses.

Average annual total returns are quoted for a Portfolio with more than one year of performance history. Average annual total return is calculated by taking the growth or decline in value of an investment over a period of time, including reinvestment of dividends and distributions, then calculating the annual compounded percentage rate that would have produced the same result had the rate of growth been constant throughout the period. Average annual total return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemptions of Portfolio shares.

Cumulative total returns are quoted for a Portfolio with less than one year of performance history. Cumulative total return is the growth or decline in value of an investment over time, independent of the period of time involved. Cumulative total return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemptions of Portfolio shares.

Pursuant to federal securities rules, expense ratios shown in the performance chart reflect subsidized (if applicable) and unsubsidized ratios. The total annual fund operating expenses ratio is gross of any fee waivers, reflecting the Portfolio’s unsubsidized expense ratio. The net annual fund operating expenses ratio (if applicable) includes contractual waivers of Janus Capital and reflects the Portfolio’s subsidized expense ratio. Ratios may be higher or lower than those shown in the “Financial Highlights” in this report.

Schedule of Investments

Following the performance overview section is the Portfolio’s Schedule of Investments. This schedule reports the types of securities held in the Portfolio on the last day of the reporting period. Securities are usually listed by type (common stock, corporate bonds, U.S. Government obligations, etc.) and by industry classification (banking, communications, insurance, etc.). Holdings are subject to change without notice.

The value of each security is quoted as of the last day of the reporting period. The value of securities denominated in foreign currencies is converted into U.S. dollars.

If the Portfolio invests in foreign securities, it will also provide a summary of investments by country. This summary reports the Portfolio exposure to different countries by providing the percentage of securities invested in each country. The country of each security represents the country of risk. The Portfolio’s Schedule of Investments relies upon the industry group and country classifications published by Barclays and/or MSCI Inc.

Tables listing details of individual forward currency contracts, futures, written options, swaptions, and swaps follow the Portfolio’s Schedule of Investments (if applicable).

Statement of Assets and Liabilities

This statement is often referred to as the “balance sheet.” It lists the assets and liabilities of the Portfolio on the last day of the reporting period.

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Useful Information About Your Portfolio Report (unaudited)

The Portfolio’s assets are calculated by adding the value of the securities owned, the receivable for securities sold but not yet settled, the receivable for dividends declared but not yet received on securities owned, and the receivable for Portfolio shares sold to investors but not yet settled. The Portfolio’s liabilities include payables for securities purchased but not yet settled, Portfolio shares redeemed but not yet paid, and expenses owed but not yet paid. Additionally, there may be other assets and liabilities such as unrealized gain or loss on forward currency contracts.

The section entitled “Net Assets Consist of” breaks down the components of the Portfolio’s net assets. Because the Portfolio must distribute substantially all earnings, you will notice that a significant portion of net assets is shareholder capital.

The last section of this statement reports the net asset value (“NAV”) per share on the last day of the reporting period. The NAV is calculated by dividing the Portfolio’s net assets for each share class (assets minus liabilities) by the number of shares outstanding.

Statement of Operations

This statement details the Portfolio’s income, expenses, realized gains and losses on securities and currency transactions, and changes in unrealized appreciation or depreciation of Portfolio holdings.

The first section in this statement, entitled “Investment Income,” reports the dividends earned from securities and interest earned from interest-bearing securities in the Portfolio.

The next section reports the expenses incurred by the Portfolio, including the advisory fee paid to the investment adviser, transfer agent fees and expenses, and printing and postage for mailing statements, financial reports and prospectuses. Expense offsets and expense reimbursements, if any, are also shown.

The last section lists the amounts of realized gains or losses from investment and foreign currency transactions, and changes in unrealized appreciation or depreciation of investments and foreign currency-denominated assets and liabilities. The Portfolio will realize a gain (or loss) when it sells its position in a particular security. A change in unrealized gain (or loss) refers to the change in net appreciation or depreciation of the Portfolio during the reporting period. “Net Realized and Unrealized Gain/(Loss) on Investments” is affected both by changes in the market value of Portfolio holdings and by gains (or losses) realized during the reporting period.

Statements of Changes in Net Assets

These statements report the increase or decrease in the Portfolio’s net assets during the reporting period. Changes in the Portfolio’s net assets are attributable to investment operations, dividends and distributions to investors, and capital share transactions. This is important to investors because it shows exactly what caused the Portfolio’s net asset size to change during the period.

The first section summarizes the information from the Statement of Operations regarding changes in net assets due to the Portfolio’s investment operations. The Portfolio’s net assets may also change as a result of dividend and capital gains distributions to investors. If investors receive their dividends and/or distributions in cash, money is taken out of the Portfolio to pay the dividend and/or distribution. If investors reinvest their dividends and/or distributions, the Portfolio’s net assets will not be affected. If you compare the Portfolio’s “Net Decrease from Dividends and Distributions” to “Reinvested Dividends and Distributions,” you will notice that dividends and distributions have little effect on the Portfolio’s net assets. This is because the majority of the Portfolio’s investors reinvest their dividends and/or distributions.

The reinvestment of dividends and distributions is included under “Capital Share Transactions.” “Capital Shares” refers to the money investors contribute to the Portfolio through purchases or withdrawals via redemptions. The Portfolio’s net assets will increase and decrease in value as investors purchase and redeem shares from the Portfolio.

Financial Highlights

This schedule provides a per-share breakdown of the components that affect the Portfolio’s NAV for current and past reporting periods as well as total return, asset size, ratios, and portfolio turnover rate.

The first line in the table reflects the NAV per share at the beginning of the reporting period. The next line reports the net investment income/(loss) per share. Following is the per share total of net gains/(losses), realized and unrealized. Per share dividends and distributions to investors are then subtracted to arrive at the NAV per share at the end of the

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Useful Information About Your Portfolio Report (unaudited)

period. The next line reflects the total return for the period. Also included are ratios of expenses and net investment income to average net assets.

The Portfolio’s expenses may be reduced through expense offsets and expense reimbursements. The ratios shown reflect expenses before and after any such offsets and reimbursements.

The ratio of net investment income/(loss) summarizes the income earned less expenses, divided by the average net assets of the Portfolio during the reporting period. Do not confuse this ratio with the Portfolio’s yield. The net investment income ratio is not a true measure of the Portfolio’s yield because it does not take into account the dividends distributed to the Portfolio’s investors.

The next figure is the portfolio turnover rate, which measures the buying and selling activity in the Portfolio. Portfolio turnover is affected by market conditions, changes in the asset size of the Portfolio, fluctuating volume of shareholder purchase and redemption orders, the nature of the Portfolio’s investments, and the investment style and/or outlook of the portfolio manager(s) and/or investment personnel. A 100% rate implies that an amount equal to the value of the entire portfolio was replaced once during the fiscal year; a 50% rate means that an amount equal to the value of half the portfolio is traded in a year; and a 200% rate means that an amount equal to the value of the entire portfolio is traded every six months.

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Shareholder Meeting (unaudited)

A Special Meeting of Shareholders of the Portfolios was held on March 17, 2017.  At the meeting, the following matter was voted on and approved by the Shareholders.  Each vote reported represents one dollar of net asset value held on the record date for the meeting.  The results of the Special Meeting of Shareholders are noted below.

Proposals
1. To approve a new investment advisory agreement.

	Number of Votes ($)
Record Date Votes ($)	Affirmative	Against	Abstain	BVN	Total
24,981,838.685	24,320,078.660	0.000	0.000	0.000	24,320,078.660

Percentage of Total Outstanding Votes (%)					Percentage Voted (%)
Affirmative	Against	Abstain	BVN	Total	Affirmative	Against	Abstain	BVN	Total
97.351	0.000	0.000	0.000	97.351	100.000	0.000	0.000	0.000	100.000

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Designation Requirements (unaudited)

For federal income tax purposes, the Portfolio designated the following for the year ended December 31, 2017:

Foreign Taxes Paid	$30,924
Foreign Source Income	$333,544

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Trustees and Officers (unaudited)

The Portfolio’s Statement of Additional Information includes additional information about the Trustees and officers and is available, without charge, by calling 1-877-335-2687.

The following are the Trustees and officers of the Trust, together with a brief description of their principal occupations during the last five years (principal occupations for certain Trustees may include periods over five years).

Each Trustee has served in that capacity since he or she was originally elected or appointed. The Trustees do not serve a specified term of office. Each Trustee will hold office until the termination of the Trust or his or her earlier death, resignation, retirement, incapacity, or removal. Under the Portfolio’s Governance Procedures and Guidelines, the policy is for Trustees to retire no later than the end of the calendar year in which the Trustee turns 75. The Trustees review the Portfolio’s Governance Procedures and Guidelines from time to time and may make changes they deem appropriate. The Portfolio’s Nominating and Governance Committee will consider nominees for the position of Trustee recommended by shareholders. Shareholders may submit the name of a candidate for consideration by the Committee by submitting their recommendations to the Trust’s Secretary. Each Trustee is currently a Trustee of one other registered investment company advised by Janus Capital: Janus Detroit Street Trust. Collectively, these two registered investment companies consist of 12 series or funds.

The Trust’s officers are elected annually by the Trustees for a one-year term. Certain officers also serve as officers of Janus Detroit Street Trust. Certain officers of the Portfolio may also be officers and/or directors of Janus Capital. Except as otherwise disclosed, Portfolio officers receive no compensation from the Portfolio, except for the Portfolio’s Chief Compliance Officer, as authorized by the Trustees.

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Trustees and Officers (unaudited)

TRUSTEES
Name, Address, and Age	Positions Held with the Trust	Length of Time Served	Principal Occupations During the Past Five Years	Number of Portfolios/Funds in Fund Complex Overseen by Trustee*	Other Directorships Held by Trustee During the Past Five Years
Independent Trustees
Clifford J. Weber 151 Detroit Street Denver, CO 80206 DOB: 1963	Chairman Trustee	2/16-Present 2/16-Present	Owner, Financial Products Consulting Group LLC (consulting services to financial institutions) (since 2015). Formerly, Executive Vice President of Global Index and Exchange-Traded Products, NYSE Market, Inc., a subsidiary of Intercontinental Exchange (ETF/ETP listing exchange) (2013-2015) and Executive Vice President and Head of Strategy and Product Development, NYSE Liffe U.S., a division of NYSE Euronext (U.S. futures exchange) (2008-2013).	12

Independent Trustee Chairman, Clough Funds Trust (investment company) (since 2015), Independent Trustee, Clough Dividend and Income Fund (investment company) (since 2017), Independent Trustee, Clough Global Opportunities Fund (investment company) (since 2017), Independent Trustee, Clough Global Equity Fund (investment company) (since 2017), and Independent Trustee Chairman, Elevation ETF Trust (investment company) (since 2016).

Clayton Street Trust	29

Protective Life Dynamic Allocation Series - Moderate Portfolio

Trustees and Officers (unaudited)

TRUSTEES
Name, Address, and Age	Positions Held with the Trust	Length of Time Served	Principal Occupations During the Past Five Years	Number of Portfolios/Funds in Fund Complex Overseen by Trustee*	Other Directorships Held by Trustee During the Past Five Years
Independent Trustees
Maureen T. Upton 151 Detroit Street Denver, CO 80206 DOB: 1965	Trustee	2/16-Present	Principal, Maureen Upton Ltd. (consulting services to developers of major infrastructure projects and investors) (since 2017). Formerly, Principal Consultant, SRK Consulting (U.S.), Inc. (consulting services to global mining, energy and water resource industries) (2015-2017) and Founder and Principal, Resource Initiatives LLC (sustainability consulting firm) (2006-2015).	12	Director, Denver Metro Leadership Foundation (non-profit organization) (2012-2014).
Jeffrey B. Weeden 151 Detroit Street Denver, CO 80206 DOB: 1956	Trustee	2/16-Present	Senior Advisor, BayBoston Capital LP (investment fund in banks and bank holdings companies) (since 2015). Formerly, Management Advisor, BoxCast, Inc. (technology start-up company) (2014- 2017) and Senior Executive Vice President and Chief Financial Officer, KeyCorp (financial services) (2002-2013).	12	Director, State Farm Bank (banking) (since 2014).

30	DECEMBER 31, 2017

Protective Life Dynamic Allocation Series - Moderate Portfolio

Trustees and Officers (unaudited)

Interested Trustee
Michael Drew Elder** 151 Detroit Street Denver, CO 80206 DOB: 1970	Trustee	8/15-Present	Executive Vice President and Head of U.S. Intermediary Distribution, Janus Capital (since 2014) and President, Janus Distributors LLC (broker- dealer) (since 2014). Formerly, Senior Vice President, Janus Capital (2007-2014).	12	Director, Perkins Investment Management LLC (since 2014).
* Each Trustee also serves as a trustee to the Janus Detroit Street Trust, which is currently comprised of nine funds.
** Michael Drew Elder is an Interested Trustee because of his employment with Janus Capital.

Clayton Street Trust	31

Protective Life Dynamic Allocation Series - Moderate Portfolio

Trustees and Officers (unaudited)

OFFICERS
Name, Address, and Age	Positions Held with the Trust	Term of Office* and Length of Time Served	Principal Occupations During the Past Five Years
Bruce L. Koepfgen 151 Detroit Street Denver, CO 80206 DOB: 1952	President and Chief Executive Officer	2/16-Present

Head of North America at Janus Henderson Investors and Janus Capital Management LLC (since 2017); Executive Vice President and Director of Janus International Holding LLC (since 2011); Executive Vice President of Janus Distributors LLC (since 2011); Vice President and Director of INTECH Investment Management LLC (since 2011); Executive Vice President and Director of Perkins Investment Management LLC (since 2011); and Executive Vice President and Director of Janus Management Holdings Corporation (since 2011). Formerly, President of Janus Capital Group Inc. and Janus Capital Management LLC (2013-2017); Executive Vice President of Janus Services LLC (2011-2015), Janus Capital Group Inc. and Janus Capital Management LLC (2011-2013); and Chief Financial Officer of Janus Capital Group Inc., Janus Capital Management LLC, Janus Distributors LLC, Janus Management Holdings Corporation, and Janus Services LLC (2011-2013).

Susan K. Wold 151 Detroit Street Denver, CO 80206 DOB: 1960	Vice President, Chief Compliance Officer, and Anti-Money Laundering Officer	9/17-Present

Senior Vice President and Head of Compliance, North America for Janus Henderson (since September 2017); Formerly, Vice President, Head of Global Corporate Compliance, and Chief
Compliance Officer for Janus Capital Management LLC (May 2017-September 2017); Vice President, Compliance at Janus Capital Group Inc. and Janus Capital Management LLC (2005-2017).

32	DECEMBER 31, 2017

Protective Life Dynamic Allocation Series - Moderate Portfolio

Trustees and Officers (unaudited)

OFFICERS
Name, Address, and Age	Positions Held with the Trust	Term of Office* and Length of Time Served	Principal Occupations During the Past Five Years
Jesper Nergaard 151 Detroit Street Denver, CO 80206 DOB: 1962	Vice President, Chief Financial Officer, Treasurer, and Principal Accounting Officer	2/16-Present	Vice President of Janus Capital and Janus Services LLC.
Kathryn L. Santoro 151 Detroit Street Denver, CO 80206 DOB: 1974	Vice President, Secretary and Chief Legal Counsel	1/17-Present

Vice President of Janus Capital and Janus Services LLC (since 2016). Formerly, Vice President and Associate Counsel of Curian Capital, LLC and Curian Clearing LLC (2013- 2016); and General Counsel and Secretary (2011-2012) and Vice President (2009-2012) of Old Mutual Capital, Inc.

* Officers are elected at least annually by the Trustees for a one-year term and may also be elected from time to time by the Trustees for an interim period.

Clayton Street Trust	33

This report is submitted for the general information of shareholders of the Portfolio. It is not an offer or solicitation for the Portfolio and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Janus Henderson and Janus are trademarks or registered trademarks of Janus Henderson Investors. © Janus Henderson Investors.  The name Janus Henderson Investors includes HGI Group Limited, Henderson Global Investors (Brand Management) Sarl and Janus International Holding LLC.

Protective Life Dynamic Allocation Series Portfolios are distributed by Janus Henderson Distributors and exclusively offered in connection with variable annuity contracts issued by Protective Life Insurance Company and its affiliates. Janus Henderson is not affiliated with Protective Life.

109-02-93064 02-18

Item 2 - Code of Ethics

As of the end of the period covered by this Form N-CSR, the Registrant has adopted a Code of Ethics (as defined in Item 2(b) of Form N-CSR), which is posted on the Registrant's website: janushenderson.com. Registrant intends to post any amendments to, or waivers from (as defined in Item 2 of Form N-CSR), such code on janushenderson.com within five business days following the date of such amendment or waiver.

Item 3 - Audit Committee Financial Expert

The Registrant’s Board of Trustees has determined that the following members of the Board’s Audit Committee are "audit committee financial experts," as defined in Item 3 to Form N-CSR: Jeffrey B. Weeden (Chairman) who is "independent" under the standards set forth in Item 3 to Form N-CSR.

Item 4 - Principal Accountant Fees and Services

(a) Audit Fees

The aggregate fees billed for the last fiscal year for professional services rendered by the principal accountant for the audit of the Portfolios' annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $98,931 in fiscal 2017 and $95,546 in fiscal 2016.

(b) Audit-Related Fees

The aggregate fees billed in the last fiscal year for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Portfolios' financial statements and are not reported under paragraph (a) of this Item were $0 in fiscal 2017 and $0 in fiscal 2016.

(c) Tax Fees

The aggregate fees billed in the last fiscal year for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $16,913 in fiscal 2017 and $12,375 in fiscal 2016.

(d) All Other Fees

The aggregate fees billed in the last fiscal year for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were $0 in fiscal 2017 and $0 in fiscal 2016.

(e) (1) The registrant's Audit Committee Charter requires the registrant's Audit Committee to pre-approve any engagement of the principal accountant (i) to provide audit or non-audit services to the registrant or (ii) to provide non-audit services to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant, except for those non-audit services that were subject to the pre-approval exception under Rule 2-01 of Regulation S-X. The Chairman of the Audit Committee or, if the Chairman is unavailable, another member of the Audit Committee who is an independent Trustee, may grant the pre-approval. All such delegated pre-approvals must be presented to the Audit Committee no later than the next Audit Committee meeting.

(2) 0%

(f) Not applicable as less than 50%

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant the last fiscal year of the registrant were $125,553 in fiscal 2017 and $114,515 in fiscal 2016.

(h) The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5 - Audit Committee of Listed Registrants

Not applicable.

Item 6 - Investments

(a) Schedule of Investments is contained in the Reports to Shareholders included under Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant.

Item 8 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant.

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant.

Item 10 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

Item 11 - Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the Registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12 - Exhibits

(a)(1) Not applicable because the Registrant has posted its Code of Ethics (as defined in Item 2(b) of Form N-CSR) on its website pursuant to paragraph (f)(2) of Item 2 of Form N-CSR.

(a)(2) Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required under Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached as Ex99.CERT.

(a)(3) Not applicable to this Registrant.

(b) A certification for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, is attached as Ex99.906CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Clayton Street Trust

By: /s/ Bruce Koepfgen

Bruce Koepfgen, President and Chief Executive Officer of Clayton Street Trust

(Principal Executive Officer)

Date: March 8, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bruce Koepfgen

Bruce Koepfgen, President and Chief Executive Officer of Clayton Street Trust

(Principal Executive Officer)

Date: March 8, 2018

By: /s/ Jesper Nergaard

Jesper Nergaard, Vice President, Chief Financial Officer, Treasurer and Principal Accounting Officer of Clayton Street Trust (Principal Accounting Officer and Principal Financial Officer)

Date: March 8, 2018